UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22753

CCA Investments Trust

(Exact name of registrant as specified in charter)

190 North Canon Dr., Suite 402

Beverly Hills, CA 90210

(Address of principal executive offices)(Zip code)

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH 44114

(Name and Address of Agent for Service)

With copy to:

Donald S. Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Registrant's telephone number, including area code: 310-432-0010

Date of fiscal year end: November 30

Date of reporting period: May 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

CCA CORE RETURN FUND

Institutional Class Shares   (CORIX)

Investor Class Shares   (CORAX)

Load Class Shares   (CORLX)

CCA AGGRESSIVE RETURN FUND

Institutional Class Shares   (RSKIX)

Investor Class Shares   (RSKAX)

Load Class Shares   (RSKLX)

SEMI-ANNUAL REPORT

MAY 31, 2016

(UNAUDITED)

CCA CORE RETURN FUND

PORTFOLIO ILLUSTRATION

MAY 31, 2016 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by investment type or industry sector of the underlying securities, represented as a percentage of the portfolio of investments.

Money Market Fund
3.35%
U.S. Treasury Notes
2.66%
Utilities
1.97%
Real Estate Investment Trusts
1.46%
Consumer Discretionary
6.37%
Telecommunications Services
2.64%
Consumer Staples
4.82%
Materials
2.49%
Energy
3.42%
Information Technology
6.37%
Industrials
5.52%
Health Care
4.95%
Financials
9.25%
Exchange Traded Funds
44.73%

CCA AGGRESSIVE RETURN FUND

PORTFOLIO ILLUSTRATION

MAY 31, 2016 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by investment type or industry sector of the underlying securities, represented as a percentage of the portfolio of investments.

Utilities 0.24%
Telecommunications Services 0.67%
Real Estate Investment Trusts 0.57%
Materials 0.34%
Money Market Fund 1.36%
Information Technology 0.17%
Consumer Discretionary 0.23%
Industrials 0.55%
Healthcare 0.08%
Consumer Staples 0.25%
Energy 0.38%
Financials 1.39%
Exchange Traded Funds 93.77%

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Advertising & Marketing
700	GMO Internet ORD SHS (Japan)	$ 8,306	0.07%

Aerospace & Defense
71	The Boeing Co.	8,957
53	Curtiss-Wright Corp.	4,411
255	Airbus Group NV ADR	3,947
37	General Dynamics Corp.	5,249
41	Huntington Ingalls Industries, Inc.	6,290
60	Honeywell International, Inc.	6,830
37	Lockheed Martin Corp.	8,741
23	Northrop Grumman Corp.	4,891
19	Orbital ATK, Inc.	1,654
42	Raytheon Co	5,446
260	Rolls-Royce Holdings PLC ADR	2,350
309	Safran SA ADR	5,396
25	TransDigm Group, Inc. *	6,589
32	Teledyne Technologies, Inc. *	3,140
54	United Technologies Corp.	5,431
142	Zodiac Aerospace (France)	3,318
		82,640	0.73%
Air Freight & Logistics
645	TNT Express NV ADR *	5,740
27	United Parcel Service, Inc. Class B	2,783
23	FedEx Corp.	3,794
78	CH Robinson Worldwide, Inc.	5,848
		18,165	0.16%
Airlines
55	American Airlines Group, Inc.	1,755
155	United Continental Holdings, Inc. *	6,989
103	Alaska Airgroup, Inc. Com	6,839
171	Delta Air Lines, Inc.	7,432
3,000	Cathay Pacific Airways Ltd. (Hong Kong)	4,694
		27,709	0.24%
Apparel & Other Finished Products Of Fabrics & Similar Material
2,352	Stagecoach Group Plc Ord Shs (United Kingdom)	8,793	0.08%

Application Software
164	Temenos Group Ag Ord Shs (Switzerland)	9,108
500	Tencent Holdings Ord (Cayman Islands)	11,150
300	Capcom Ord Shs At Xt (Japan)	7,098
		27,356	0.24%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

Auto Components
108	Continental AG ADR	$ 4,630
72	Bridgestone Corp. (Japan)	2,488
400	Futaba Industrial Co Ltd. (Japan)	2,030
104	Denso Corp. ADR	2,022
107	Johnson Controls, Inc.	4,724
35	Continental AG (Germany)	7,509
191	Magna International, Inc. Class A (Canada)	7,741
		31,144	0.27%
Automobiles
66	Renault SA (France)	6,197
200	Mitsubishi Motors Corp. (Japan)	1,046
152	General Motors Co	4,755
84	Daimler AG (Germany)	5,730
73	Honda Motor Co Ltd. ADR	2,043
59	Daimler AG ADR	4,020
282	Bayerische Motoren Werke AG ADR	7,902
87	Fuji Heavy Industries Ltd. (Japan)	3,260
250	Toyota Motor Corp. ADR	25,852
484	Ford Motor Co.	6,529
177	Tata Motors Ltd. ADR *	5,928
62	Daimler AG (Germany)	4,215
125	Nissan Motor Co Ltd. ADR	2,510
421	Ford Otosan TRY1 (Turkey)	4,993
120	Volkswagen AG ADR *	3,704
95	Volkswagen AG ADR *	2,840
488	Astra International Tbk PT ADR	4,719
		96,243	0.85%
Banks
2,620	Mizuho Financial Group, Inc. (Japan)	4,126
32,440	China Construction Bank Corp. Class H (China) *	20,914
228	Danske Bank A/S (Denmark)	6,581
86	DBS Group Holdings Ltd. ADR	3,904
7,000	Bank of Communications Co Ltd. (China) *	4,333
3,698	Banco Espirito Santo SA *	0
28	DNB ASA ADR	3,582
900	Public Bank Bhd (Malaysia)	4,177
378	Agricultural Bank of China Ltd. ADR *	3,474
746	Akbank TAS ADR	3,969
14,000	Industrial and Commercial Bank of China Ltd. (China)	7,422
148	Fifth Third Bancorp	2,793
189	FNB Corp.	2,531

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

Banks (Continued)
188	Australia & New Zealand Banking Group Ltd. ADR	$ 3,436
3,068	Turkiye Garanti Bankasi As Ord (Turkey)	7,864
1,200	The Bank of East Asia Ltd. (Hong Kong)	4,424
1,723	Grupo Financiero Inbursa SAB de CV (Mexico)	2,871
643	Bank of America Corp.	9,510
150	HDFC Bank Ltd. ADR *	9,654
880	Bank of China Ltd. ADR *	8,976
4,000	Dah Sing Banking Group Ltd. (Hong Kong) *	7,083
6,000	Bank Central Asia Tbk PT (Indonesia)	5,710
339	HSBC Holdings PLC ADR	10,997
39	IBERIABANK Corp.	2,418
929	ICICI Bank Ltd. ADR *	6,680
390	Industrial & Commercial Bank of China Ltd. ADR *	4,142
371	ING Groep NV ADR	4,615
271	Intesa Sanpaolo SpA ADR	4,233
529	Itau Unibanco Holding SA ADR	4,237
695	Banco Bradesco SA ADR	4,351
374	JPMorgan Chase & Co	24,411
152	KB Financial Group, Inc. ADR	4,372
354	KeyCorp	4,538
4,151	Lloyds Banking Group PLC (United Kingdom)	4,329
896	Banco Bilbao Vizcaya Argentaria SA ADR	5,923
1,070	Lloyds Banking Group PLC ADR	4,547
1	Banco de Chile ADR	60
810	Malayan Banking Bhd ADR	3,370
900	Mitsubishi UFJ Financial Group, Inc. ADR	4,419
100	National Bank of Canada (Canada)	3,322
646	National Australia Bank Ltd. ADR	6,276
422	Nordea Bank AB (Sweden)	4,096
674	Barclays PLC ADR	7,131
495	Nordea Bank AB ADR	4,797
11	Banque Cantonale Vaudoise (Switzerland)	7,614
1,300	Oversea-Chinese Bank (Singapore)	8,135
655	Banco do Brasil SA ADR	2,961
66	The PNC Financial Services Group, Inc.	5,923
666	Bank Mandiri Persero Tbk PT (Indonesia)	4,429
80	BOC Hong Kong Holdings Ltd. ADR *	4,942
45	PrivateBancorp, Inc.	1,996
418	Royal Bank of Scotland Group PLC ADR	2,989
322	Bank Rakyat Indonesia Persero Tbk PT ADR	4,791
62	Bank of Montreal (Canada)	3,900
175	Royal Bank of Canada (Canada)	10,537

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

Banks (Continued)
320	BNP Paribas SA ADR	$ 8,525
146	Bank of Nova Scotia/The (Canada)	7,144
1,130	Banco Santander SA ADR	5,368
719	Banco Santander SA (Spain)	3,435
1,232	Sberbank of Russia (Russia) *	2,448
625	Societe Generale SA ADR	5,187
365	Skandinaviska Enskilda Banken AB (Sweden)	3,499
421	Standard Bank Group Ltd. ADR	3,339
40	BOK Financial Corp.	2,550
134	Shinhan Financial Group Co Ltd. ADR	4,462
241	Standard Chartered PLC (United Kingdom)	1,847
1,208	Sumitomo Mitsui Trust Holdings, Inc. ADR	4,168
618	Svenska Handelsbanken AB ADR	3,937
190	Swedbank AB ADR	4,190
162	TCF Financial Corp.	2,328
330	The Toronto-Dominion Bank (Canada)	14,388
753	Banco Santander Brasil SA (Brazil)	3,614
185	Citigroup, Inc.	8,615
953	CaixaBank SA (Spain)	2,607
210	Commonwealth Bank of Australia (Australia)	11,758
2,300	CIMB Group Holdings Bhd (Malaysia)	2,451
1,378	China Construction Bank Corp. ADR *	17,831
315	United Overseas Bank Ltd. (Singapore)	4,166
55	Canadian Imperial Bank of Commerce (Canada)	4,269
975	UniCredit SpA (Italy )	3,122
76	Commonwealth Bank of Australia ADR	4,268
136	US Bancorp.	5,824
899	Mitsubishi UFJ Financial Group, Inc. (Japan)	4,496
838	Credit Agricole SA (France)	4,173
973	Sumitomo Mitsui Trust Holdings, Inc. (Japan)	3,389
268	Valley National Bancorp	2,554
307	Westpac Banking Corp. ADR	6,766
556	Wells Fargo & Co	28,200
63	Sumitomo Mitsui Financial Group, Inc. (Japan)	2,058
		505,791	4.46%
Base Metals
2,198	Norsk Hydro Asa Ord Shs (Norway)	8,755	0.08%

Beverages
113	Ito En Ltd. (Japan)	3,806
134	Heineken NV ADR	6,204
215	Pernod Ricard SA ADR *	4,683

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

Beverages (Continued)
99	SABMiller PLC ADR *	$ 6,164
232	PepsiCo, Inc.	23,471
111	Coca-Cola European Partners PLC	4,308
55	Monster Beverage Corp. *	8,250
244	Coca-Cola Amatil Ltd. ADR	1,584
83	Diageo PLC ADR	9,058
1,410	Ambev SA ADR	7,417
54	Constellation Brands, Inc. Class A	8,270
207	Anheuser-Busch InBev NV ADR	26,128
234	The Coca-Cola Co.	10,436
42	Coca-Cola Femsa SAB de CV ADR	3,372
33	Brown-Forman Corp. Class B	3,236
90	SABMiller PLC (United Kingdom) *	5,596
100	Asahi Group Holdings Ltd. (Japan)	3,408
		135,391	1.19%
Biotechnology
41	Baxalta, Inc.	1,854
88	Cepheid *	2,465
123	Celgene Corp. *	12,979
152	CSL Ltd. ADR	6,366
37	United Therapeutics Corp. *	4,406
9	Biogen, Inc. *	2,608
83	Amgen, Inc.	13,110
160	Seattle Genetics, Inc.	6,469
150	Takara Bio, Inc. (Japan)	1,963
107	Vertex Pharmaceuticals *	9,967
66	Genmab A/S Ord Shs (Denmark) *	11,930
27	Alexion Pharmaceuticals, Inc. *	4,074
82	Gilead Sciences, Inc.	7,139
		85,330	0.75%
Building Products
101	Cie de Saint-Gobain (France) *	4,511
25	Daikin Industries ADR	4,218
176	USG Corp. *	5,079
45	Owens Corning	2,298
		16,106	0.14%
Capital Markets
118	Macquarie Group Ltd. (Australia)	6,388
99	The Charles Schwab Corp.	3,027
22	Partners Group Holding AG (Switzerland)	9,274
240	Morgan Stanley	6,569
168	Credit Suisse Group AG ADR	2,298

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

Capital Markets (Continued)
540	UBS AG (Switzerland)	$ 8,345
103	Federated Investors, Inc.	3,329
301	Daiwa Securities Group, Inc. (Japan)	1,756
27	The Goldman Sachs Group, Inc.	4,306
173	Deutsche Bank AG (Germany)	3,079
310	Nomura Holdings, Inc. ADR	1,318
57	Legg Mason, Inc.	1,966
136	The Bank of New York Mellon Corp.	5,720
24	Ameriprise Financial, Inc.	2,440
39	Northern Trust Corp.	2,890
494	Mediobanca SpA (Italy) *	3,833
75	Invesco Ltd. (Bermuda)	2,355
1,971	Man Group PLC ORD (United Kingdom)	3,764
20	BlackRock, Inc.	7,277
		79,934	0.70%
Casinos & Gaming
65	Paddy Power Betfair Plc Ord Shs (Ireland)	8,669	0.08%

Chemicals
6,328	Petkim Petrokimya Holding As Ord Shs (Turkey)	9,119
83	FMC Corp.	3,942
22	Air Products & Chemicals, Inc.	3,138
185	Potash Corp of Saskatchewan, Inc. (Canada)	3,021
959	DuluxGroup Ltd. (Australia)	4,466
24	The Chemours Co.	209
1,000	Mitsui Chemicals, Inc. (Japan)	3,766
71	The Dow Chemical Co.	3,647
40	Praxair, Inc.	4,394
128	Shin-Etsu Chemical Co Ltd. ADR	1,850
250	Linde AG (Germany )	3,740
15	The Sherwin-Williams Co.	4,366
172	Sumitomo Chemical Co Ltd. ADR	3,898
55	Agrium, Inc. (Canada)	4,961
76	Ecolab, Inc.	8,910
203	Air Liquide SA ADR	4,353
109	EI du Pont de Nemours & Co	7,130
2,600	Petronas Chemicals Group Bhd (Malaysia)	4,153
40	Monsanto Co	4,499
110	BASF SE ADR	8,505
64	Westlake Chemical Corp.	2,824
100	Yara International ASA ADR	3,586
204	Akzo Nobel NV ADR	4,609
		103,086	0.91%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

Chemicals & Allied Products
14	Ingevity Corp. *	$ 408	0.00%

Commercial Services & Supplies
65	Cintas Corp. *	6,162
161	RR Donnelley & Sons Co	2,623
110	Tyco International Plc (Ireland)	4,688
236	G4S PLC ADR	3,243
4,000	United Envirotech Ltd. (Singapore)	3,993
150	Park24 Co Ltd. (Japan) *	4,294
3,593	China Everbright International Ltd. (Hong Kong)	3,851
176	Secom Ltd. ADR	3,425
67	KAR Auction Services, Inc.	2,750
217	Pitney Bowes, Inc. Com	4,043
1,894	Regus Plc Ord Shs (Jersey)	8,658
		47,730	0.42%
Communications Equipment
23	TELESITES Class L *	15
163	QUALCOMM, Inc.	8,952
312	Cisco Systems, Inc.	9,064
272	Radware Ltd. (Israel) *	3,259
77	Motorola Solutions, Inc.	5,334
592	Nokia OYJ ADR *	3,374
		29,998	0.26%
Construction & Engineering
70	Hochtief Ag Ord Shs (Germany)	8,861
1,320	Obrascon Huarte Lain Sa Ord Shs (Spain) *	7,714
280	Vinci SA ADR	5,253
		21,828	0.19%
Construction Materials
400	The Siam Cement PCL (Thailand)	5,364
26	Martin Marietta Materials, Inc.	4,915
16	Cemex SAB de CV ADR	99
1,863	Csr Ord Shs At Xasx (Australia) *	4,836
793	Sumitomo Osaka Cement Co Ltd. (Japan)	3,230
309	LafargeHolcim Ltd. ADR	2,756
		21,200	0.19%
Consumer Finance
77	American Express Co	5,064
66	Capital One Financial Corp.	4,834
91	Discover Financial Services	5,170
		15,068	0.13%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

Containers & Packaging
146	Berry Plastics Group, Inc. *	$ 5,719
84	Westrock Co.	3,327
77	Crown Holdings, Inc. *	4,017
40	AptarGroup, Inc.	3,090
		16,153	0.14%
Crude Petroleum & Natural Gas
23	Eurofins Scientific Sa Ord Shs (France)	8,923	0.08%

Distributors
200	Canon Marketing Japan, Inc. (Japan)	3,798
198	LKQ Corp. *	6,548
61	Genuine Parts Co	5,912
		16,258	0.14%
Diversified Consumer Services
187	Apollo Education Group, Inc. *	1,719
162	H&R Block, Inc.	3,460
		5,179	0.05%
Diversified Financial Services
85	S&P Global, Inc.	9,504
88	Moodys Corp.	8,680
1,600	Singapore Exchange (Singapore)	9,002
308	Hong Kong Exchanges and Clearing Ltd. ADR	7,374
69	ORIX Corp. ADR	4,755
1,313	FirstRand Ltd. (Republic of South Africa)	3,551
20	Intercontinental Exchange, Inc.	5,422
996	RMB Holdings Ltd. (Republic of South Africa)	3,351
300	Century Tokyo Leasin (Japan)	10,443
58	Groupe Bruxelles Lambert SA (Belgium)	4,934
129	Berkshire Hathaway, Inc. Class B *	18,130
37	CME Group, Inc.	3,622
		88,768	0.78%
Diversified Telecommunication Services
300	Frontier Communications Corp.	1,551
670	AT&T, Inc.	26,230
678	China Unicom Hk ADR	7,295
252	BT Group PLC ADR	8,177
493	Orange SA ADR	8,563
114	BCE, Inc. (Canada)	5,249
684	Telefonica SA ADR	7,134
294	Telenor ASA ADR	4,885
159	Chunghwa Telecom Co Ltd. ADR *	5,392
414	Telecom Italia SpA (Italy) *	3,912

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

Diversified Telecommunication Services (Continued)
148	Telekomunikasi Indonesia Persero Tbk PT ADR	$ 8,133
324	TeliaSonera AB ADR	3,023
218	Telstra Corp. Ltd. ADR	4,417
358	Verizon Communications, Inc.	18,222
100	Swisscom AG ADR	4,752
305	Deutsche Telekom AG (Germany)	5,389
250	Singapore Telecommunications Ltd. ADR	7,048
329	Deutsche Telekom AG ADR	5,815
310	Nippon Telegraph & Telephone Corp. ADR	13,572
163	Level 3 *	8,794
		157,553	1.39%
Electric Services
310	Enersis Chile SA ADR	1,761
100	Avangrid, Inc.	4,202
310	Enersis Americas - Spons ADR (Chile)	2,368
		8,331	0.07%
Electric Utilities
42	NextEra Energy, Inc.	5,045
149	Exelon Corp.	5,106
795	Electricite de France SA ADR *	2,067
9	CPFL Energia SA ADR	95
69	Firstenergy Corp.	2,264
252	Electricite de France SA (France) *	3,360
324	Korea Electric Power Corp. ADR	8,557
237	Iberdrola SA ADR	6,420
141	PPL Corp.	5,434
118	The Southern Co.	5,834
118	Edison International	8,452
128	Endesa SA (Spain)	2,633
57	American Electric Power Co, Inc.	3,690
200	SSE PLC ADR	4,489
250	The Kansai Electric Power Co, Inc. (Japan) *	2,425
74	Duke Energy Corp.	5,789
877	Enel SpA ADR *	3,938
67	Xcel Energy, Inc.	2,772
648	CLP Holdings Ltd. ADR	6,162
41	Entergy Corp.	3,113
		87,645	0.77%
Electrical Equipment
28	Rockwell Automation, Inc.	3,249
400	Schneider Electric SE ADR	5,136
48	Emerson Electric Co	2,497

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

Electrical Equipment (Continued)
120,000	FDG Electric Vehicles Ltd. (Bermuda)	$ 6,872
220	ABB Ltd. (Switzerland) *	4,577
78	Mitsubishi Electric Corp. ADR	1,863
900	Cosel ORD SHS AT XTK (Japan)	9,956
60	Murata Manufacturing (Japan)	7,016
79	Eaton Corp. PLC (Ireland)	4,869
96	AMETEK, Inc.	4,591
385	Prysmian Spa Ord Shs (Italy)	9,425
		60,051	0.53%
Electronic Equipment, Instruments & Components
58	Kyocera Corp. ADR	2,882
147	Corning, Inc.	3,071
61	Avnet, Inc.	2,503
133	Jabil Circuit, Inc.	2,538
68	Anixter International, Inc. *	4,094
128	Dolby Laboratories, Inc. Class A	6,074
430	LG Display Co Ltd. ADR	4,687
68	Omron Corp. (Japan)	2,192
99	Ingram Micro, Inc. Class A *	3,428
281	National Instruments	8,028
100	Azbil Corp. (Japan)	2,795
34	IPG Photonics Corp. *	2,937
42	Keysight Technologies, Inc. *	1,286
200	Yaskawa Electric Corp. (Japan)	2,536
118	TE Connectivity Ltd. (Switzerland)	7,080
33	Hitachi Ltd. ADR	1,514
		57,645	0.51%
Energy Equipment & Services
93	National Oilwell Varco, Inc.	3,064
45	Tidewater, Inc.	195
65	Halliburton Co	2,742
16	Seventy Seven Energy, Inc. *	1
209	Schlumberger Ltd. (Netherlands)	15,947
162	Rowan Cos Plc (United Kingdom) *	2,743
117	Tenaris SA ADR	3,092
39	Helmerich & Payne, Inc.	2,385
		30,169	0.27%
Entertainment Facilities
100	Oriental Land Ord Sh (Japan)	6,585	0.06%

Exploration & Production
816	Sandridge Energy, Inc. *	12	0.00%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

Food & Drug Stores
1,404	Migros Ticaret As Ord Shs *	$ 8,136	0.07%

Food & Staples Retailing
233	J Sainsbury PLC ADR	3,600
58	Walgreens Boots Alliance, Inc.	4,489
100	Loblaw Cos Ltd. (Canada)	5,513
241	Wesfarmers Ltd. ADR	3,539
80	Sysco Corp.	3,849
102	Whole Foods Market, Inc.	3,300
62	Seven & i Holdings Co Ltd. (Japan)	2,656
411	Wal-Mart de Mexico SAB de CV ADR	9,568
356	Wal-Mart Stores, Inc.	25,198
159	Woolworths Ltd. (Australia)	2,543
166	CVS Health Corp.	16,011
38	Costco Wholesale Corp.	5,653
365	Tesco PLC ADR *	2,608
92	The Kroger Co.	3,290
		91,817	0.81%
Food Products
142	Nestle SA (Switzerland)	10,486
113	Mead Johnson Nutrition	9,298
33	Bunge Ltd. (Bermuda)	2,213
152	Hormel Foods Corp.	5,230
355	Danone SA ADR	4,997
183	Ajinomoto Co, Inc. ADR	4,454
47	General Mills, Inc.	2,951
151	The Kraft Heinz Co.	12,562
100	Riken Vitamin Co Ltd. (Japan)	4,172
288	Nestle SA ADR	21,283
149	Associated British Foods PLC ADR	6,408
710	JBS SA ADR	3,926
103	Mondelez International, Inc.	4,582
237	BRF SA ADR	2,962
2,000	Yeo Hiap Seng Ltd. (Singapore)	1,902
7	Barry Callebaut Ag Ord Shs (Switzerland)	8,275
59	Archer-Daniels-Midland Co	2,523
		108,224	0.95%
Gas Utilities
452	Superior Plus Corp. (Canada)	3,754
2,200	Hong Kong & China Gas Co Ltd. (Hong Kong) *	4,224
49	AGL Resources, Inc.	3,224
47	Southwest Gas Corp.	3,263

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

Gas Utilities (Continued)
45	WGL Holdings, Inc.	$ 2,935
22	ONE Gas, Inc.	1,290
55	Atmos Energy Corp.	4,010
		22,700	0.20%
Health Care Equipment & Supplies
139	Abbott Laboratories	5,509
202	Cochlear Ltd. ADR	8,792
3	Halyard Health, Inc. *	93
15	Intuitive Surgical, Inc. *	9,521
69	Olympus Corp. ADR	2,899
68	St. Jude Medical, Inc.	5,328
28	Straumann Holding AG (Switzerland)	10,712
196	Medtronic PLC (Ireland)	15,774
76	Alere, Inc. *	3,264
31	Teleflex, Inc.	4,994
93	Essilor International SA ADR	6,090
215	Terumo Corp. (Japan)	9,047
41	Baxter International, Inc.	1,770
167	Smith & Nephew PLC ADR	5,746
29	Stryker Corp.	3,224
98	Hill-Rom Holdings, Inc.	4,815
57	Becton Dickinson and Co	9,488
		107,066	0.94%
Health Care Providers & Services
43	Express Scripts Holding Co *	3,249
26	Community Health Systems, Inc. *	349
44	DaVita HealthCare Partners, Inc. *	3,402
25	Anthem, Inc.	3,304
140	UnitedHealth Group, Inc.	18,714
118	Hca Holdings, Inc. *	9,206
49	McKesson Corp.	8,974
17	Humana, Inc.	2,933
37	WellCare Health Plans, Inc. *	3,753
27	Aetna, Inc.	3,057
40	Cardinal Health, Inc.	3,158
		60,099	0.53%
Health Care Technology
140	Cerner Corp. *	7,785	0.07%

Home Product Stores
840	Steinhoff N.V. ORD SHS (Republic of South Africa) *	4,930	0.04%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

Hotels, Restaurants & Leisure
3,000	MiraMar Hotel & Investment (Hong Kong) *	$ 5,420
655	Galaxy Entertainment Group Ltd. (Hong Kong)	2,200
18	Cracker Barrel Old Country Store, Inc.	2,727
200	St Marc Holdings Co Ltd. (Japan)	5,915
7	Chipotle Mexican Grill, Inc. *	3,094
66	Six Flags Entertainment Corp.	3,808
44	Royal Caribbean Cruises Ltd. (Liberia)	3,405
416	Hilton Worldwide Holdings, Inc.	8,644
130	Starbucks Corp.	7,136
92	Las Vegas Sands Corp.	4,254
370	Greene King PLC (United Kingdom)	4,779
129	Melco Crown Entertainment Ltd. ADR *	1,867
42	Marriott International, Inc./MD	2,774
65	Dunkin Brands Group, Inc.	2,814
270	Sodexo SA ADR	5,646
49	McDonalds Corp.	5,981
37	Whitbread PLC (United Kingdom)	2,256
31	Starwood Hotels & Resorts Worldwide, Inc.	2,276
3,063	Melco International Development Ltd. (Hong Kong)	3,610
2,000	SJM Holdings Ltd. (Hong Kong) *	1,282
33	Yum! Brands, Inc.	2,709
73	Carnival Corp. (Panama)	3,485
		86,082	0.76%
Household Durables
170	Panasonic Corp. ADR	1,570
400	Sumitomo Forestry Co Ltd. (Japan)	5,461
83	Garmin Ltd. (Switzerland)	3,529
4	NVR, Inc. *	6,932
127	Newell Rubbermaid, Inc.	6,057
132	Sony Corp. ADR	3,678
13	Whirlpool Corp.	2,270
517	Tamron Ord Shs At Xt (Japan)	7,572
2,000	Techtronic Industrie (Hong Kong)	8,042
		45,111	0.40%
Household Products
33	Energizer Holdings, Inc.	1,562
28	Kimberly-Clark Corp.	3,557
60	Reckitt Benckiser Group PLC (United Kingdom)	5,973
360	Reckitt Benckiser Group PLC ADR	7,272
165	The Procter & Gamble Co.	13,372
66	Henkel AG & Co KGaA ADR	6,886

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

Household Products (Continued)
129	Unicharm Corp. (Japan)	$ 2,526
43	Colgate-Palmolive Co	3,028
		44,176	0.39%
IT Services
177	Visa, Inc. Class A	13,972
123	International Business Machines Corp.	18,910
212	Cielo SA ADR	1,850
88	Nomura Research Institute Ltd. (Japan)	3,326
145	MasterCard, Inc.	13,906
84	Cognizant Technology Solutions Corp. Class A *	5,161
48	Computer Sciences Corp.	2,362
113	Teradata Corp. *	3,202
170	PayPal Holdings, Inc. *	6,424
344	Infosys Ltd. ADR *	6,687
2,300	Axiata Group Bhd (Malaysia) *	2,914
36	FleetCor Technologies, Inc. *	5,360
30	Automatic Data Processing, Inc.	2,635
		86,709	0.76%
Independent Power and Renewable Electricity Producers
17	Talen Energy Corp. *	196
6,000	Huadian Power International Corp. Ltd. (China) *	3,181
		3,377	0.03%
Industrial Conglomerates
101	Siemens AG ADR	10,893
1,900	Sime Darby Bhd (Malaysia)	3,418
220	KOC Holding AS ADR	4,869
187	Toshiba Corp. ADR	2,741
5,000	MWS Holdings ORD SHS (Bermuda)	7,888
241	SM Investments Corp. (Philippines)	4,843
220	Smiths Group PLC ADR	3,630
559	Jardine Strategic Holdings Ltd. ADR	8,173
49	3M Co	8,248
167	Koninklijke Philips NV ADR	4,499
5,000	Citic Ltd. ORD SHS AT (Hong Kong) *	7,258
1,016	General Electric Co	30,714
53	Danaher Corp.	5,213
646	CK Hutchison Holdings Ltd. ADR	7,474
180	Jardine Matheson Holdings Ltd. ADR	10,168
		120,029	1.06%
Industrial Maintenance Svcs
871	Zardoya Otis (Spain)	9,037	0.08%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

Insurance
57	Principal Financial Group, Inc.	$ 2,540
87	Aflac, Inc.	6,043
178	Genworth Financial, Inc. Class A *	659
1,700	New China Life Insurance Co Ltd. (China) *	5,819
81	MS&AD Insurance Group Holdings, Inc. (Japan)	2,313
218	Sampo Oyj ADR	4,848
540	Ping An Insurance Group Co of China Ltd. ADR *	4,871
165	Power Financial Corp. (Canada)	4,046
138	MetLife, Inc.	6,286
260	Manulife Financial Corp. (Canada)	3,866
102	American International Group, Inc.	5,904
58	Loews Corp.	2,348
33	Prudential Financial, Inc.	2,615
290	Aviva PLC ADR	3,808
1,022	SCOR SE ADR	3,393
354	China Life Insurance Co Ltd. ADR *	3,958
165	Prudential PLC ADR	6,610
5	Markel Corp. *	4,765
91	Power Corp of Canada (Canada)	2,081
623	Aegon NV ADR	3,202
451	BB Seguridade Participacoes SA ADR	3,441
46	Marsh & McLennan Cos, Inc.	3,039
49	C, Inc.innati Financial Corp.	3,386
87	Chubb Corp./The (Switzerland)	11,015
49	Lincoln National Corp.	2,247
448	AXA SA ADR	11,200
42	Assurant, Inc.	3,670
250	AIA Group Ltd. ADR	5,872
620	Allianz SE ADR	10,118
87	Tokio Marine Holdings, Inc. ADR	2,992
1,820	Old Mutual PLC (United Kingdom)	4,693
315	Sanlam Ltd. ADR	2,493
84	Intact Financial Corp. (Canada)	5,880
41	WR Berkley Corp.	2,338
260	Muenchener Rueckversicherungs-Gesellschaft AG ADR	4,891
506	Dai-ichi Life Insurance Co (Japan)	6,673
46	Torchmark Corp.	2,835
5	Alleghany Corp. *	2,724
57	Euler Hermes Group (France)	4,902
61	Aon PLC (United Kingdom)	6,665
48	Travelers Cos, Inc./The	5,479

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

Insurance (Continued)
255	Tryg S/A (Denmark)	$ 5,029
27	American Financial Group, Inc.	1,979
170	Zurich Insurance Group AG ADR	4,097
		197,633	1.74%
Integrated Oils
314	Omv Ag Ord Shs (Austria)	8,757	0.08%

Internet & Catalog Retail
72	Expedia, Inc.	8,009
7	The Priceline Group, Inc. *	8,850
465	Rakuten, Inc. (Japan)	5,016
47	Netflix, Inc. *	4,821
57	Amazon.com, Inc. *	41,199
182	JD.com, Inc. ADR	4,479
		72,374	0.64%
Internet Software & Services
30	Baidu, Inc. ADR *	5,356
200	Dena Co Ltd. (Japan)	4,024
174	United Internet Ag Ord Shs (Germany)	8,188
326	Alibaba Group Holding Ltd. ADR *	26,732
170	eBay, Inc.	4,158
38	Alphabet, Inc. Class C *	27,957
35	NetEase, Inc. ADR	6,224
225	Yahoo Japan Corp. ADR	1,993
1,011	Tencent Holdings Ltd. ADR	22,545
77	Yahoo!, Inc.	2,921
14	LinkedIn Corp. *	1,911
50	Zillow Group, Inc. *	1,434
17	Alphabet, Inc. Class A *	12,730
106	Verisign, Inc. Com *	9,059
246	Facebook, Inc. Class A *	29,227
		164,459	1.45%
Investment Management
450	Hargreaves Lansdown Plc Ord Shs (United Kingdom)	8,789	0.08%

Leisure Products
62	Brunswick Corp.	2,968
31	Shimano, Inc. (Japan)	4,840
38	Vista Outdoor, Inc. *	1,907
		9,715	0.09%
Life Insurance
629	Standard Life PLC (United Kingdom)	3,088	0.03%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

Life Sciences Tools & Services
37	Thermo Fisher Scientific	$ 5,615
51	Lonza Group Ag Chf1 (Switzerland)	8,805
		14,420	0.13%
Machinery
300	Miura Co Ltd. (Japan)	6,336
191	SKF AB ADR	3,370
177	Paccar, Inc.	9,868
36	Cummins, Inc.	4,121
3,314	Rotork Plc Ord Shs (United Kingdom)	9,438
500	Mitsubishi Heavy Industries Ltd. (Japan)	2,030
175	Atlas Copco AB ADR	4,524
388	Sandvik AB ADR	3,793
7	SMC Corp. (Japan)	1,786
53	Illinois Tool Works, Inc.	5,620
29	Caterpillar, Inc.	2,103
271	Trelleborg AB (Sweden)	5,062
70	FANUC Corp. ADR	1,775
88	Xylem, Inc.	3,930
386	Volvo AB ADR	4,258
250	Star Micronics Co Ltd. (Japan)	2,856
249	Aalberts Industries Nv Ord Shs (Netherlands)	8,790
183	Metso Oyj Npv (Finland)	4,301
221	Komatsu Ltd. (Japan)	3,817
153	Kubota Corp. (Japan)	2,253
52	Wabtec Corp.	4,024
23	Hino Motors Ltd. ADR	2,343
119	Joy Global, Inc.	2,027
51	Oshkosh Corp.	2,341
		100,766	0.89%
Marine
17,000	Sitc International H (Cayman Islands)	9,757	0.09%

Mass Merchants
500	Aeon Ord Shs At Xtks (Japan)	7,601	0.07%

Measurement Instruments
660	Halma Plc Ord Shs (United Kingdom)	9,059	0.08%

Media
10	Time, Inc.	159
119	Comcast Corp. Class A	7,533
392	ProSiebenSat.1 Media AG ADR *	4,922

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

Media (Continued)
113	Liberty Global PLC (United Kingdom) *	$ 4,083
75	Cinemark Holdings, Inc.	2,714
166	Lagardere SCA Eur6.10 (France)	3,932
165	The Walt Disney Co.	16,371
415	Relx Nv ADR	7,192
400	RTL Group SA ADR	3,676
520	Naspers Ltd. ADR *	7,646
48	WPP PLC ADR *	5,565
255	Pearson PLC ADR	3,093
58	Gannett Co, Inc.	906
41	Viacom, Inc. Class B	1,819
199	Vivendi SA ADR	3,928
95	Thomson Reuters Corp. (Canada)	3,995
87	Twenty-First Century Fox, Inc.	2,513
115	Omnicom Group, Inc.	9,583
16	Charter Commun Class A *	3,427
98	Sky PLC ADR	5,475
250	The Interpublic Group of Cos, Inc.	5,975
173	Grupo Televisa SAB ADR	4,626
99	Time Warner, Inc.	7,490
5	Cable One, Inc.	2,450
116	Tegna, Inc..	2,663
55	CBS Corp. Class B	3,036
		124,772	1.10%
Metals & Mining
1,106	Fortescue Metals Group Ltd. (Australia)	2,383
1,572	Novagold Resources, Inc. (Canada) *	8,457
120	South32 Ltd. ADR *	662
590	Anglo American PLC Spons ADR *	2,566
20,000	Tiangong International Co Ltd. (Cayman Islands) *	1,210
20,000	MMG Ltd. (Hong Kong) *	4,324
310	MMC Norilsk Nickel OJSC ADR	4,275
129	Commercial Metals Co	2,215
114	Steel Dynamics, Inc.	2,815
197	ThyssenKrupp AG (Germany)	4,337
100	POSCO ADR	4,364
15	Nippon Steel & Sumitomo Metal Corp. (Japan)	310
500	Daido Steel Co Ltd. (Japan)	1,756
196	Antofagasta PLC ADR *	2,407
862	Glencore PLC ADR *	3,250
2,000	Uacj Ord Shs At Xtks (Japan)	4,876
822	Vale SA ADR *	3,230

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

Metals & Mining (Continued)
54	Royal Gold, Inc.	$ 3,031
390	Vedanta Ltd. ADR *	2,430
656	Newcrest Mining Ltd. ADR *	9,053
190	Southern Copper Corp.	4,950
84	BHP Billiton Ltd. ADR	2,265
96	Rio Tinto Ltd. (Australia)	3,102
98	Rio Tinto PLC (United Kingdom)	2,756
315	Teck Resources Ltd. (Canada)	3,033
1,501	Grupo Mexico SAB de CV Class B (Mexico)	3,323
84	Newmont Mining Corp.	2,722
216	BHP Billiton PLC (United Kingdom)	5,171
180	Nucor Corp.	8,732
		104,005	0.92%
Multi-Utilities
11,340	Keppel Infrastructure Trust (Singapore)	4,198
91	National Grid PLC ADR *	6,717
143	PG & E Corp.	8,591
3,933	A2a Spa Az Ord Shs (Italy) *	5,609
255	E.ON SE ADR *	2,516
74	Ameren Corp.	3,667
44	Sempra Energy	4,713
57	Public Service Enterprise Group, Inc.	2,551
113	NiSource, Inc.	2,696
53	Consolidated Edison, Inc.	3,883
1,979	Hera SpA (Italy ) *	5,728
262	Engie SA (France)	4,038
57	Dominion Resources, Inc.	4,118
37	DTE Energy Co	3,355
61	Vectren Corp.	3,030
		65,410	0.58%
Multiline Retail
115	Dollar General Corp.	10,338
67	Target Corp.	4,608
57	Next PLC (United Kingdom)	4,490
755	Marks & Spencer Group PLC (United Kingdom) *	4,151
53	Canadian Tire Corp. Ltd. Class A (Canada)	5,794
49	Macys, Inc.	1,627
626	Woolworths Holdings Ltd. (Republic of South Africa )	3,314
		34,322	0.30%
Office Electronics
500	Seiko Epson Ord Shs (Japan)	9,012	0.08%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

Oil & Gas Filed Machinery & Equipment
53	Paragon Offshore PLC (United Kingdom) *	$ 34	0.00%

Oil, Gas & Consumable Fuels
55	Occidental Petroleum Corp.	4,149
70	Pioneer Natural Resources Co	11,222
329	Pembina Pipeline Corp. (Canada)	9,653
85	PBF Energy, Inc.	2,241
67	QEP Resources, Inc. *	1,248
552	Cobalt International Energy, Inc. *	1,236
748	Petroleo Brasileiro SA ADR *	4,211
614	Petroleo Brasileiro SA ADR *	2,708
153	ConocoPhillips	6,700
111	Lukoil OAO ADR	4,270
105	Royal Dutch Shell PLC ADR	5,091
725	Surgutneftegas OAO ADR *	3,697
68	Royal Dutch Shell PLC ADR	3,317
520	Royal Dutch Shell PLC (United Kingdom)	12,713
64	Valero Energy Corp.	3,501
518	Lundin Petroleum Ab Ord Shs (Sweden) *	9,291
128	Imperial Oil Ltd. (Canada)	4,074
207	Repsol SA ADR	2,657
234	Chesapeake Energy Corp. *	1,004
56	Marathon Petroleum Corp.	1,950
113	Columbia Pipeline Group, Inc.	2,886
53	World Fuel Services Corp.	2,436
314	BP PLC ADR	9,860
45	Apache Corp.	2,571
277	Kinder Morgan, Inc.	5,008
129	Chevron Corp.	13,029
28	CNOOC Ltd. ADR *	3,344
27	California Resources Corp. *	41
112	Enbridge, Inc. (Canada)	4,468
59	China Petroleum & Chemical Corp. ADR *	4,027
44	Noble Energy, Inc.	1,573
198	Gibson Energy, Inc. (Canada)	2,322
30	Anadarko Petroleum Corp.	1,556
41	Whiting Petroleum Corp. *	506
53	The Williams Cos, Inc.	1,174
376	Eni SpA (Italy )	5,747
314	TOTAL SA ADR	15,235
146	Woodside Petroleum Ltd. ADR	2,859
168	Husky Energy, Inc. (Canada) *	1,924

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

Oil, Gas & Consumable Fuels (Continued)
674	Spar Group Limited Ord Shs (Republic of South Africa) *	$ 8,677
97	TransCanada Corp. (Canada)	4,022
48	Continental Resources, Inc. *	2,019
2,261	Gazprom OAO ADR *	9,835
42	Cimarex Energy Co	4,884
43	Devon Energy Corp.	1,552
453	Exxon Mobil Corp.	40,326
138	Sasol Ltd. ADR	4,169
45	ONEOK, Inc.	1,946
76	Hess Corp.	4,555
36	Phillips 66	2,893
329	Canadian Natural Resources Ltd. (Canada)	9,784
394	Statoil ASA ADR	6,209
45	PetroChina Co Ltd. ADR	3,083
292	Suncor Energy, Inc. (Canada)	8,074
930	Inpex Corp. (Japan)	7,664
51	EOG Resources, Inc.	4,149
756	Ecopetrol SA ADR *	6,623
		305,963	2.70%
Paper & Forest Products
116	International Paper Co	4,891
241	Canfor Corp. (Canada) *	2,892
844	Hokuetsu Kishu Paper Co Ltd. (Japan)	5,861
		13,644	0.12%
Personal Products
75	Kao Corp. ADR	4,109
305	LOreal SA ADR	11,474
139	Herbalife Ltd. (Cayman Islands) *	8,047
125	Unilever PLC ADR *	5,695
111	Unilever PLC (United Kingdom)	5,056
255	Unilever NV ADR	11,414
33	Edgewell Personal Care Co. *	2,621
55	Beiersdorf AG (Germany)	4,993
		53,409	0.47%
Pharmaceuticals
9	Mallinckrodt PLC (Ireland) *	570
126	Teva Pharmaceutical Industries Ltd. ADR	6,536
22	Roche Holding AG (Switzerland)	5,805
196	GlaxoSmithKline PLC ADR	8,305
225	GlaxoSmithKline PLC (United Kingdom)	4,707
101	Bristol-Myers Squibb Co	7,242
21	Jazz Pharmaceuticals PLC (Ireland) *	3,183

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

Pharmaceuticals (Continued)
669	Pfizer, Inc.	$ 23,214
60	Indivior PLC (United Kingdom) *	149
105	Takeda Pharmaceutical Co Ltd. ADR	2,265
287	Merck & Co, Inc.	16,147
220	AstraZeneca PLC ADR	6,534
23	Allergan, Inc. (Ireland) *	5,422
89	Bayer AG ADR	8,491
14	Indivior PLC ADR *	176
60	Sanofi (France)	4,922
160	Novartis AG (Switzerland)	12,701
300	Johnson & Johnson	33,807
225	Ono Pharmaceutical O (Japan)	10,004
192	Merck KGaA ADR	6,392
6,000	China Medical System (Cayman Islands)	8,586
127	Dr Reddys Laboratories Ltd. ADR *	5,989
78	Chugai Pharmaceutical Co Ltd. (Japan)	2,743
107	Impax Laboratories, Inc. *	3,654
115	Astellas Pharma, Inc. ADR	1,555
301	Sanofi ADR	12,401
258	AbbVie, Inc.	16,236
47	Valeant Pharmaceuticals International, Inc. (Canada) *	1,337
232	Novo Nordisk A/S ADR	13,001
456	Roche Holding AG ADR	14,993
400	Daiichi Sankyo Ord S (Japan)	9,306
195	Novartis AG ADR	15,504
148	Zoetis, Inc.	7,018
56	Eli Lilly & Co	4,202
		283,097	2.50%
Professional Services
75	Equifax, Inc.	9,430
40	IHS, Inc. Class A *	4,917
44	ManpowerGroup, Inc.	3,509
683	Michael Page International PLC (United Kingdom) *	3,926
		21,782	0.19%
Real Estate Management & Development
100	Nomura Real Estate Holdings, Inc. (Japan)	1,798
14,309	Franshion Properties China Ltd. (Hong Kong) *	4,124
8,900	TICON Industrial Connection PCL (Thailand)	3,432
42	Morguard Corp. (Canada)	4,873
60	Mitsui Fudosan Co Ltd. (Japan)	1,475
83	Mitsubishi Estate Co Ltd. ADR	1,589
141	Tokyo Tatemono Co Ltd. (Japan)	1,800

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

Real Estate Management & Development (Continued)
913	Henderson Land Development Co Ltd. ADR *	$ 5,524
115	Daiwa House Industry Co Ltd. (Japan)	3,341
90	Psp Swiss Property Ag Ord Shs (Switzerland)	8,430
1,000	CapitaLand Ltd. (Singapore)	2,171
8,000	Goldin Properties Holdings Ltd. (Hong Kong) *	3,552
		42,109	0.37%
Road & Rail
181	East Japan Railway Co. ADR	2,731
34	Ryder System, Inc.	2,367
204	Canadian National Railway Co (Canada)	12,095
93	CSX Corp.	2,458
36	Union Pacific Corp.	3,031
1,184	MTR Corp Ltd. (Hong Kong)	5,614
47	Kansas City Southern	4,376
46	Norfolk Southern Corp.	3,867
		36,539	0.32%
Semiconductors & Semiconductor Equipment
58	Xilinx, Inc.	2,749
72	ASML Holding NV (Netherlands)	7,199
654	Taiwan Semiconductor Manufacturing Co Ltd. ADR *	16,167
2,500	United Microelectronics Corp. ADR *	4,700
508	Infineon Technologies AG ADR	7,590
33	Lam Research Corp.	2,733
83	Tokyo Electron Ltd. (Japan)	6,162
93	Texas Instruments, Inc.	5,636
149	Applied Materials, Inc.	3,639
81	Micron Technology, Inc. *	1,030
240	Nvidia Corp.	11,213
102	Silicon Laboratories, Inc. *	5,074
494	Intel Corp.	15,605
145	Analog Devices, Inc.	8,482
		97,979	0.86%
Services-Business Services, Nec
25	ZIllow Group, Inc. *	731	0.01%

Services-Computer Processing & Data Preparation
352	Ims Health Holdings, Inc. Com *	9,191	0.08%

Services-Computer Programming, Data Processing, Etc.
48	CSRA, Inc..	1,189	0.01%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

Services-General Medical & Surgical Hospitals, Nec
7	Quorum Health Corp. *	$ 86	0.00%

Software
859	Microsoft Corp.	45,527
86	Dassault Systemes ADR	6,788
64	SS&C Technologies Holdings, Inc.	3,942
47	Salesforce.com, Inc. *	3,934
10	CDK Global, Inc.	553
81	Check Point Software Technologies Ltd. (Israel) *	6,883
91	Manhattan Associates, Inc. *	6,000
103	Mentor Graphics Corp.	2,208
489	Oracle Corp.	19,658
90	Adobe Systems, Inc. *	8,952
73	Citrix Systems, Inc. *	6,199
39	Tyler Technologies, Inc. *	5,978
67	ServiceNow, Inc. *	4,799
140	SAP SE (Germany)	11,350
		132,771	1.17%
Specialty Retail
723	Truworths International Ltd. (Republic of South Africa)	4,325
135	Hennes & Mauritz AB (Sweden)	4,143
210	Fast Retailing Co Ltd. ADR	5,622
81	AutoNation, Inc. *	4,086
48	Lithia Motors, Inc. Class A	3,952
4	Fast Retailing Ord S (Japan)	1,079
11	Autozone, Inc. *	8,384
53	Lowes Cos, Inc.	4,247
73	CarMax, Inc. *	3,917
175	Inditex SA (Spain) *	5,915
77	The TJX Cos, Inc.	5,861
134	The Home Depot, Inc.	17,704
15	OReilly Automotive, Inc. *	3,966
160	Grupo Catalana Occidente SA Ordinary (Spain)	4,996
		78,197	0.69%
Technology Hardware, Storage & Peripherals
76	Canon, Inc. ADR	2,193
188	EMC Corp.	5,255
277	Hewlett Packard Enterprise Co.	5,116
187	Lenovo Group Ltd. ADR *	2,308
250	Ricoh Co Ltd. ADR	2,160
53	Western Digital Corp.	2,467
277	HP, Inc.	3,706

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

Technology Hardware, Storage & Peripherals (Continued)
78	FUJIFILM Holdings Corp. (Japan)	$ 3,171
101	Seagate Technology PLC (Ireland)	2,279
594	Apple, Inc.	59,317
		87,972	0.78%
Telecom Carriers
344	Quebecor, Inc.-Class B (Canada)	9,821
2,400	Maxis (Malaysia)	3,204
		13,025	0.11%
Textiles, Apparel & Luxury Goods
612	Cie Financiere Richemont SA ADR *	3,577
145	LVMH Moet Hennessy Louis Vuitton SE ADR	4,653
30	LVMH Moet Hennessy Louis Vuitton SE (France)	4,811
106	NIKE, Inc.	5,853
16	Hermes International (France)	5,788
67	Deckers Outdoor Corp. *	3,524
109	Kate Spade & Co *	2,383
56	Michael Kors Holdings Ltd. (British Virgin Islands) *	2,392
29	Christian Dior SE (France)	4,731
176	Hanesbrands, Inc.	4,764
250	Kering ADR	4,027
7,000	Yue Yuen Industrial (Bermuda) *	26,392
142	VF Corp.	8,849
		81,744	0.72%
Thrifts & Mortgage Finance
189	Radian Group, Inc.	2,345	0.02%

Tobacco
69	Imperial Brands PLC ADR	7,507
201	Philip Morris International, Inc.	19,835
143	Altria Group, Inc.	9,101
85	British American Tobacco PLC (United Kingdom)	5,167
109	Reynolds American, Inc.	5,417
128	Japan Tobacco, Inc. (Japan)	5,088
48	British American Tobacco PLC ADR	5,839
		57,954	0.51%
Trading Companies & Distributors
120	Mitsubishi Corp. (Japan)	2,131
8	Mitsui & Co Ltd. ADR	1,925
41	Marubeni Corp. ADR	1,953
2	Veritiv Corp. *	78
368	ITOCHU Corp. (Japan)	4,624
202	ITOCHU Corp. ADR	5,008
		15,719	0.14%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

Transaction Mgmt Systems
75	Ingenico Group Sa Ord Shs (France)	$ 9,143	0.08%

Transport Support Services
1,625	Auckland International Airport Ltd. (New Zealand)	6,860	0.06%

Transportation Infrastructure
126	Sydney Airport (Australia)	645
200	Vodafone Group PLC (United Kingdom) *	668
1,941	OHL Mexico SAB de CV (Mexico) *	2,441
3,400	Central Pattana PCL (Thailand)	5,486
12	Abertis Infraestructuras SA (Spain)	184
2,030	International Container Terminal Services, Inc. (Philippines)	2,454
		11,878	0.10%
Utilities
4,944	Duet Group Quadruple (Australia)	8,401	0.07%

Water Utilities
31	American Water Works Co, Inc.	2,297
481	Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,377
		5,674	0.05%
Wireless Telecommunication Services
313	NTT DOCOMO, Inc. ADR	7,838
207	SK Telecom Co Ltd. ADR	4,312
613	Sprint Corp. *	2,329
452	America Movil SAB de CV ADR	5,537
345	China Mobile Ltd. ADR	19,475
318	Vodafone Group PLC ADR *	10,809
784	Advanced Info Service PCL	3,489
50	SoftBank Corp. (Japan)	2,812
112	Rogers Communications, Inc. Class B (Canada)	4,275
826	Turkcell Iletsm ADR *	7,599
131	TMX Group Limited (Canada)	5,266
146	SoftBank Corp. ADR	4,062
531	Mtn Group Ltd. Ord Shs (Republic of South Africa)	4,139
360	KDDI Corp. ADR	5,200
		87,142	0.77%

Total for Common Stock (Cost - $5,118,154)		$ 5,136,717	45.27%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

CORPORATE BONDS

Beverages
8,000	Anheuser Busch 7.75%, 01/15/19	$ 9,224	0.08%

Electric Utilities
10,000	Arizona Pub Serv 4.5%, 04/01/42	11,087	0.10%

Oil, Gas & Consumable Fuels
10,000	BP Capital 4.742%, 03/11/2021	11,104	0.10%

Hotels, Restaurants & Leisure
10,000	Carnival Corp. 3.95%, 10/15/2020	10,662	0.09%

Beverages
10,000	Coca Cola 1.65%, 11/01/2018	10,131	0.09%

Capital Markets
7,000	Credit Suisse 7.125%, 07/15/32	9,140	0.08%

Machinery
10,000	Deere & Co 2.6%, 06/08/2022	10,134	0.09%

Electric Utilities
9,000	Entergy Gulf 6.0%, 05/01/18	9,767	0.09%

Insurance
8,000	Equitable Cos 7.0%, 04/01/28	10,244	0.09%

Banks
11,000	European Invt 1.75%, 03/15/17	11,077	0.10%

Thrifts & Mortgage Finance
10,000	Fed Home Loan Mortgage 1.0%, 03/08/17	10,021
5,000	Fhlmc 1.25%, 10/02/2019	5,007
5,000	Fnma 1.05%, 05/25/2018	4,984
		20,012	0.17%
Capital Markets
9,000	Goldman Sachs 5.95%, 01/18/18	9,604	0.08%

Banks
10,000	HSBC Holdings 5.1%, 04/05/2021	10,982	0.10%

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

Insurance
9,000	Hartford Finl 5.125%, 04/15/22	$ 10,125	0.09%

Real Estate Investment Trusts (REITs)
9,000	Host Hotels & Resorts 6.0%, 10/01/21	10,078	0.09%

Consumer Finance
10,000	John Deere Cap 2.25%, 06/07/16	10,002	0.09%

Food Products
8,000	Kraft Foods 6.875%, 01/26/39	10,358	0.09%

Pharmaceuticals
10,000	Merck & Co 4.15%, 05/18/2043	10,672	0.09%

Road & Rail
9,000	Norfolk Southern 5.9%, 06/15/19	10,043	0.09%

Oil, Gas & Consumable Fuels
10,000	ONEOK Partners 6.125%, 02/01/2041	9,652
10,000	Plains Amer Pipeline 3.85%, 10/15/2023	9,128
8,000	Shell Intl 5.5%, 03/25/40	9,395
10,000	Total Fina 4.45%, 06/24/2020	10,947
		39,122	0.34%
Diversified Telecommunication Services
11,000	Verizon Communications 2.45%, 11/01/22	10,917	0.10%

Banks
11,000	Wells Fargo 1.5%, 01/16/18	11,025	0.10%

IT Services
10,000	Xerox Corp. 2.95%, 03/15/2017	10,060	0.09%

Total for Corporate Bonds (Cost - $272,709)		$ 275,570	2.43%

EXCHANGE TRADED FUNDS
2	Global X MSCI Norway ETF	21
463	Ishares Msci Qatar Cp ETF	8,459
6,846	Market Vectors Emerging Markets Local Currency ETF	122,338
348	Market Vectors India Small-Cap Index ETF	13,802
1,016	Market Vectors Indonesia Small-Cap ETF	8,026
175	Market Vectors Russia Small-Cap ETF	4,288
5,007	Nomura TOPIX ETF	64,610
320	Powershares Int Corp Bond ETF	8,371

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

EXCHANGE TRADED FUNDS (Continued)
13,234	SPDR Barclays International Corporate Bond ETF *	$ 428,120
39,330	SPDR Barclays International Treasury Bond ETF *	2,165,903
2,962	Vanguard Intermediate-Term Corporate Bond ETF	258,790
1,208	Vanguard Long-Term Corporate Bond ETF	109,433
1,260	Vanguard Short-Term Corporate Bond ETF	100,800
108	Vanguard Value ETF	9,129
1	XACT OMXS30 ETF *	18
1,305	iShares 1-3 Year Treasury Bond ETF	110,742
9	iShares 10-20 Year Treasury Bond ETF	1,269
514	iShares 20+ Year Treasury Bond ETF	66,902
1,704	iShares 3-7 Year Treasury Bond ETF	213,375
573	iShares 7-10 Year Treasury Bond ETF	62,875
243	iShares Agency Bond ETF	27,872
41	iShares China Large-Cap ETF	1,380
724	iShares Emerging Markets Local Currency Bond ETF *	30,705
1,184	iShares International Treasury Bond ETF *	114,280
1,375	iShares JP Morgan USD Emerging Markets ETF	152,597
5,441	iShares MBS ETF	594,973
317	iShares MSCI Brazil Capped ETF	8,064
1,283	iShares MSCI Brazil Small-Cap ETF	10,777
4	iShares MSCI China Small-Cap ETF	162
66	iShares MSCI Emerging Markets Small-Cap ETF	2,674
7	iShares MSCI France ETF	173
1	iShares MSCI Germany ETF *	26
199	iShares MSCI Hong Kong ETF	3,930
2,349	iShares MSCI India ETF	64,903
1,108	iShares MSCI Indonesia ETF	24,786
237	iShares MSCI Japan Small-Cap ETF	14,312
3,055	iShares MSCI Malaysia ETF	24,196
332	iShares MSCI Mexico Capped ETF	16,560
845	iShares MSCI Philippines ETF	31,561
1,355	iShares MSCI Poland Capped ETF	23,577
1	iShares MSCI Russia Capped ETF	13
87	iShares MSCI Singapore ETF	907
1,184	iShares MSCI South Korea Capped ETF	58,916
2	iShares MSCI Switzerland Capped ETF *	61
2,661	iShares MSCI Taiwan ETF	35,498
508	iShares MSCI Thailand Capped ETF	34,381
205	iShares MSCI Turkey ETF	8,130
792	iShares MSCI UAE Capped ETF	13,036
Total Exchange Traded Funds (Cost - $4,982,081)		$ 5,055,721	44.56%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

REAL ESTATE INVESTMENT TRUSTS
123	American Capital Agency Corp.	$ 2,323
25	AvalonBay Communities, Inc.	4,497
25	Boston Properties, Inc.	3,141
22	Care Capital Properties, Inc.	572
98	Crown Castle International Corp.	8,899
210	DiamondRock Hospitality Co	1,877
123	Duke Realty Corp.	2,911
113	Equity Residential	7,821
31	Extra Space Storage, Inc.	2,882
37	Federal Realty Investment Trust	5,668
1,154	Goodman Group (Australia)	5,933
93	Healthcare Realty Trust, Inc.	2,956
13	Interval Leisure Group	192
2	Japan Prime Realty Investment Corp. (Japan)	8,569
1	Kenedix Office Investment Corp. (Japan)	5,689
124	Kimco Realty Corp.	3,494
57	Lamar Advertising Co. Class A	3,708
287	Land Securities Group PLC (United Kingdom)	4,845
2,905	Mirvac Group (Australia)	4,086
194	Prologis, Inc.	9,221
22	Public Storage	5,582
135	Realty, Inc.ome Corp.	8,112
135	Redwood Trust, Inc.	1,924
4,922	Shopping Centres Aus (Australia)	8,044
24	Simon Property Group, Inc.	4,743
39	SL Green Realty Corp.	3,953
21	Sovran Self Storage, Inc.	2,274
38	Sun Communities, Inc.	2,654
182	Sunstone Hotel Investors, Inc.	2,191
120	The GEO Group, Inc.	3,991
75	UDR, Inc.	2,702
180	Unibail-Rodamco SE ADR	4,851
45	Ventas, Inc.	2,985
273	Vereit, Inc.	2,618
48	Welltower, Inc..	3,308
91	Weyerhaeuser Co	2,866
39	WP Carey, Inc.	2,500
26	WP Glimcher, Inc.	266
Total for Real Estate Investment Trusts (Cost - $145,906)		$ 154,848	1.36%

RIGHTS
0	Standard Chartered FP RTS	0	0.00%
Total for Rights (Cost - $0)		$ 0

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

WARRANTS
600	Miramar Hotel 01/19/18	$ 139	0.00%
Total for Warrants (Cost - $0)		$ 139

U.S. TREASURY NOTES
10,000	US Treasury 0.875%, 02/28/2017	10,014
20,000	US Treasury 0.75%, 6/30/2017	19,998
10,000	US Treasury 0.875%, 01/31/2017	10,016
10,000	US Treasury 1.0%, 08/31/2016	10,015
10,000	US Treasury 1.0%, 09/30/2019	9,971
10,000	US Treasury 1.125%, 03/31/2020	9,975
15,000	US Treasury 1.125%, 05/31/2019	15,045
15,000	US Treasury 1.375%, 11/30/2018	15,157
10,000	US Treasury 1.75%, 05/15/2022	10,119
10,000	US Treasury 2.0%, 02/15/2023	10,244
10,000	US Treasury 2.125%, 08/15/2021	10,348
10,000	US Treasury 2.625%, 08/15/2020	10,544
10,000	US Treasury 2.625%, 11/15/2020	10,559
20,000	US Treasury 2.75%, 11/30/2016	20,216
5,000	US Treasury 3.125%, 11/15/2041	5,554
5,000	US Treasury 3.375%, 08/15/2040	6,263
10,000	US Treasury 3.5%, 5/15/2020	10,871
20,000	US Treasury 3.625%, 02/15/2044	24,215
5,000	US Treasury 4.625%, 02/15/2040	6,955
5,000	US Treasury 5.25%, 02/15/2029	6,824
5,000	US Treasury 6.25%, 8/15/2023	6,570
10,000	US Treasury 0.5%, 06/15/2016	10,001
10,000	US Treasury 0.625%, 07/15/2016	10,005
10,000	US Treasury 0.75%, 12/31/2017	9,989
10,000	US Treasury 1.0%, 08/31/2019	9,975
10,000	US Treasury 1.375%, 07/31/2018	10,100
10,000	US Treasury 2.5%, 08/15/2023	10,574
Total for U.S. Treasury Notes (Cost - $296,124)		$ 300,117	2.65%

MONEY MARKET FUND
378,549	Aim Short Term Investments Treasury 0.23% **	378,549	3.34%
Total for Money Market Fund (Cost - $378,549)		$ 378,549

	Total Investments (Cost - $11,193,523)	$11,301,661	99.61%

	Other Assets Less Liabilities	44,575	0.39%

	Net Assets	$11,346,236	100.00%

** Variable Rate Security: The Yield Rate shown represents the rate at  May 31, 2016.

The accompanying notes are an integral part of these financial statements.

As of May 31, 2016, the breakout of the Fund's portfolio by country was as follows:
Country	% of Net Assets
Australia	0.55%
Austria	0.08%
Belgium	0.04%
Bermuda	0.40%
Brazil	0.03%
British Virgin Islands	0.02%
Canada	1.73%
Cayman Islands	0.34%
Chile	0.02%
China	0.37%
Denmark	0.21%
Finland	0.04%
France	0.64%
Germany	0.59%
Hong Kong	0.61%
Indonesia	0.09%
Ireland	0.40%
Israel	0.09%
Italy	0.33%
Japan	2.62%
Jersey	0.08%
Liberia	0.03%
Malaysia	0.18%
Mexico	0.08%
Netherlands	0.28%
New Zealand	0.06%
Norway	0.08%
Panama	0.03%
Philippines	0.06%
Republic of South Africa	0.29%
Russia	0.02%
Singapore	0.30%
Spain	0.32%
Sweden	0.23%
Switzerland	1.11%
Thailand	0.13%
Turkey	0.19%
United Kingdom	1.23%
United States of America	85.71%
99.61%

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

COMMON STOCKS

Aerospace & Defense
5,022	Qinetiq Group PLC (United Kingdom)	$ 17,880	0.09%

Banks
745	Banco Bradesco SA ADR	4,664
104	Banco De Sabadell SA (Spain)	178
8,800	Dah Sing Banking Group Ltd. (Hong Kong) *	15,582
14,584	Eurobank Ergasisas SA (Greece) *	16,074
		36,498	0.18%
Capital Markets
959	Close Brothers Group Plc (United Kingdom)	18,579
8,720	Man Group PLC ORD (United Kingdom)	16,653
602	Schroders Plc (United Kingdom)	17,912
397	Vontobel Holding Ag (Switzerland)	17,654
		70,798	0.34%
Commercial Services & Supplies
369	Bilfinger Se (Germany) *	15,713
26	Dorma+Kaba Holding Ag (Switzerland) *	17,082
		32,795	0.16%
Diversified Financial Services
486	TMX Group Ltd. (Canada)	19,372	0.09%

Diversified Telecommunication Services
689	Manitoba Telecom Services, Inc. (Canada)	19,926
278	Sunrise Communications Group (Switzerland)	16,698
		36,624	0.18%
Electric Utilities
467	Emera, Inc. (Canada)	16,317
562	Fortis, Inc. (Canada)	17,759
		34,076	0.16%
Electronic Equipment, Instruments & Components
4,414	Electrocomponents Plc (United Kingdom)	18,138	0.09%

Energy Equipment & Services
1,567	Ensco Plc Class A (United Kingdom)	15,498
1,612	Transocean Ltd. (Switzerland) *	15,781
		31,279	0.15%
Food & Staples Retailing
1,051	Jean Coutu Group, Inc. Class A (Canada)	16,248
740	North West Company, Inc. (Canada)	16,998
		33,246	0.16%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

Food Products
823	Maple Leaf Foods, Inc. (Canada)	$ 18,415	0.09%

Health Care Providers & Services
511	Korian Sa (France) *	16,651	0.08%

Hotels, Restaurants & Leisure
4,204	Mitchells & Butlers Plc (United Kingdom)	17,670	0.08%

Insurance
3,350	Beazley Plc Ord Shs (United Kingdom)	17,709
30	Fairfax Financial Hldgsf (Canada)	15,462
3,980	Insurance Australia Group Ltd. (Australia)	16,922
1,874	Suncorp Group Ltd. (Australia)	17,589
		67,682	0.33%
Internet Software & Services
3,690	Moneysupermarket.com Group Plc (United Kingdom)	17,668	0.08%

Machinery
345	DMG Mori Ag (Germany) *	15,880
300	Scania AB *	0
		15,880	0.08%
Media
2,165	Cineworld Group PLC (United Kingdom) *	17,664
1,985	Havas SA (France)	16,733
550	Ipsos (France) *	17,298
2,256	NOS SGPS (Portugal)	16,767
1,412	Television Francaise 1 Sa (France)	17,842
		86,304	0.42%
Metals & Mining
308	Aurubis AG (Germany)	16,043
10,125	Evraz Plc (United Kingdom) *	16,273
2,359	Teck Resources Ltd. (Canada)	22,717
		55,033	0.26%
Multi-Utilities
1,182	Telecom Plus Plc (United Kingdom)	17,662
362	Veolia Environnement SA ADR	8,094
355	Veolia Environnement Sa (France)	7,975
		33,731	0.16%
Oil, Gas & Consumable Fuels
107	Paz Oil Company Ltd. (Israel)	17,916
17,346	Pengrowth Energy Corp. (Canada) *	30,356
		48,272	0.23%

* Non-Income Producing Security.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

Paper & Forest Products
21,000	Nine Dragons Paper Holdings Ltd. (Bermuda)	$ 15,187	0.07%

Real Estate Management & Development
7,200	CapitaLand Ltd. (Singapore)	15,628
3,000	City Developments Ltd. (Singapore)	17,836
1,585	Lendlease Group (Australia)	15,392
17,000	New World Development Co. Ltd. (Hong Kong)	16,057
10,000	Sino Land Co. Ltd. (Hong Kong)	15,313
3,000	Wheelock & Co. Ltd. (Hong Kong)	13,511
		93,737	0.45%
Software
430	Software Ag (Germany) *	16,712	0.08%

Textiles, Apparel & Luxury Goods
24,000	Li & Fung Ltd. (Bermuda)	12,230	0.06%

Thrifts & Mortgage Finance
3,813	Paragon Group of Companies Plc (United Kingdom)	17,070	0.08%

Trading Companies & Distributors
3,668	Seven Group Holdings Ltd. (Australia)	14,588	0.07%

Transportation Infrastructure
34,500	Hopewell Highway Infrastructure Ltd. (Cayman Islands)	17,048	0.08%

Total for Common Stock (Cost - $858,105)		$ 894,584	4.30%

EXCHANGE TRADED FUNDS
5	Db X-Trackers Msci Europe Small Cap ETF *	202	0.00%
1,938	Global X FTSE Greece 20 ETF	16,299
99,980	iShares International Treasury Bond ETF	9,650,070
1,058	iShares MSCI Austria Capped ETF	16,314
1,845	iShares MSCI Belgium Capped ETF	33,708
287	iShares MSCI Denmark Capped ETF	16,812
1,053	iShares MSCI Finland Capped ETF *	33,970
846	iShares MSCI Hong Kong ETF	16,709
2,713	iShares MSCI Italy Capped ETF	32,963
670	iShares MSCI Netherlands ETF	16,690
594	iShares MSCI Spain Capped ETF	16,596
1,122	iShares MSCI Sweden ETF	33,155
174,347	SPDR Barclays International Treasury Bond ETF *	9,601,289
Total Exchange Traded Funds (Cost - $19,854,795)		$ 19,484,777	93.72%

* Non-Income Producing Security.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Shares/Principal Amount		Fair Value	% of Net Assets

REAL ESTATE INVESTMENT TRUSTS
1,337	Big Yellow Group Plc Ord Shs (United Kingdom)	$ 16,145
747	Canadian Apartment Properties REIT (Canada)	17,517
1,310	Cominar Real Estate Investment Trust (Canada)	17,069
131	Confinimmo SANV (Belgium)	15,969
2,835	DEXUS Property Group (Australia)	17,753
15,427	Property for Industry Ltd. (New Zealand)	17,324
1,222	Shaftesbury PLC ORD SHS (United Kingdom)	16,243
Total for Real Estate Investment Trusts (Cost - $116,185)		$ 118,020	0.57%

MONEY MARKET FUNDS
282,555	Aim Short Term Investments Treasury 0.23% **	282,555	1.36%
Total for Money Market Fund (Cost - $282,555)

	Total Investments (Cost - $21,111,640)	$ 20,779,936	99.95%

	Other Assets Less Liabilities	10,496	0.05%

	Net Assets	$ 20,790,432	100.00%

** Variable Rate Security: The Yield Rate shown represents the rate at  May 31, 2016.

The accompanying notes are an integral part of these financial statements.

As of May 31, 2016, the breakout of the Fund's portfolio by country was as follows:
Country	% of Net Assets
Australia	0.40%
Belgium	0.08%
Bermuda	0.13%
Canada	1.10%
Cayman Islands	0.08%
France	0.37%
Germany	0.31%
Greece	0.08%
Hong Kong	0.29%
Israel	0.09%
New Zealand	0.08%
Portugal	0.08%
Singapore	0.16%
Spain	0.00%
Switzerland	0.32%
United Kingdom	1.24%
United States of America	95.14%
99.95%

The accompanying notes are an integral part of these financial statements.

CCA INVESTMENTS TRUST

STATEMENT OF ASSETS AND LIABILITIES

MAY 31, 2016 (UNAUDITED)

Assets:	CCA Core Return Fund	CCA Aggressive Return Fund
Investments in Securities, at Value
(Cost $11,193,523; and $21,111,640, respectively)	$ 11,301,661	$ 20,779,936
Receivables:
Dividends and Interest	24,685	10,292
From Advisor	17,983	-
Prepaid Expenses	17,974	17,973
Total Assets	11,362,303	20,808,201
Liabilities:
Payables:
Administrative Fees	331	300
Advisor Fees	-	659
Distribution Fees	116	190
Trustee Fees	368	367
Due to Custodian	620	1,705
Other Accrued Expenses	14,632	14,548
Total Liabilities	16,067	17,769
Net Assets	$ 11,346,236	$ 20,790,432

Net Assets Consist of:
Paid In Capital	$ 11,624,823	$ 23,081,723
Undistributed Net Investment Income (Loss)	20,748	(48,000)
Accumulated Realized Loss on Investments and Foreign Currency Transactions	(407,473)	(1,911,587)
Unrealized Appreciation (Depreciation) in Value of Investments	108,138	(331,704)
Net Assets	$ 11,346,236	$ 20,790,432

Net Asset Value Per Share

Institutional Class
Net Assets	$ 11,212,699	$ 20,583,032
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	1,117,899	2,070,784
Net asset value and offering price per share	$ 10.03	$ 9.94
Minimum Redemption price per share (a)	$ 9.83	$ 9.74

Investor Class
Net Assets	$ 37,499	$ 117,909
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	3,786	11,834
Net asset value and offering price per share	$ 9.90	$ 9.96
Minimum Redemption price per share (a)	$ 9.71	$ 9.76

Load Class
Net Assets	$ 96,038	$ 89,491
Shares of beneficial interest outstanding (unlimited shares authorized at no par value)	9,521	8,956
Net asset value per share	$ 10.09	$ 9.99
Minimum Redemption price per share (a)	$ 9.89	$ 9.79
Maximum offering price per share (b)	$ 10.65	$ 10.55

(a) A redemption fee of 2.00% is imposed in the event of certain redemption transactions occurring within sixty days of purchase.

(b) Maximum offering price includes a maximum front-end sales load of 5.25%.

The accompanying notes are an integral part of these financial statements.

CCA INVESTMENTS TRUST

STATEMENT OF OPERATIONS

For the six months ended May 31, 2016 (UNAUDITED)

	CCA Core Return Fund	CCA Aggressive Return Fund
Investment Income:
Dividends (a)	$ 110,151	$ 91,998
Interest	5,746	292
Total Investment Income	115,897	92,290

Expenses:
Advisory Fees	39,954	77,327
Distribution Fees:
Investor Class	44	154
Load Class	116	111
Administrative Fees	1,831	1,800
Transfer Agent Fees	18,800	18,800
Registration Fees	17,035	17,014
Audit Fees	8,200	7,750
Legal Fees	14,519	14,521
Custody Fees	8,856	15,069
Printing Fees	252	216
Insurance Fees	2,646	2,646
Compliance Officer Fees	9,115	9,566
Trustee Fees	3,750	3,750
NASDAQ Fees	903	903
Other Fees	1,273	1,450
Total Expenses	127,294	171,077
Fees Waived and/or Expenses Reimbursed by the Adviser	(79,188)	(78,019)
Net Expenses	48,106	93,058

Net Investment Income	67,791	(768)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(226,919)	423,848
Capital Gain Distributions from Underlying Funds	5,452	1,091
Net Change in Unrealized Appreciation (Depreciation) on Investments	389,236	(205,768)
Net Realized and Unrealized Gain on Investments and Foreign Currency	167,769	219,171

Net Increase in Net Assets Resulting from Operations	$ 235,560	$ 218,403

 (a) Net of Foreign withholding taxes of $7,158, and $1,985, respectively.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	5/31/2016	11/30/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 67,791	$ 124,859
Net Realized Loss on Investments and Foreign Currency Transactions	(221,467)	(173,544)
Net Change in Unrealized Appreciation (Depreciation) on Investments	389,236	(496,832)
Net Increase (Decrease) in Net Assets Resulting from Operations	235,560	(545,517)

Distributions to Shareholders:
Net Investment Income:
Institutional Class Shares	(123,487)	(140,934)
Investor Class Shares	(702)	(1,176)
Load Class	(796)	(667)
Net Realized Gains:
Institutional Class Shares	-	-
Investor Class Shares	-	-
Load Class	-	-
Total Distributions Paid to Shareholders	(124,985)	(142,777)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	885,342	1,081,766
Investor Class	7,030	6,362
Load Class	-	-
Proceeds from Reinvestment of Distributions
Institutional Class	123,218	135,523
Investor Class	702	1,176
Load Class	796	667
Cost of Shares Redeemed:
Institutional Class	(660,489)	(868,237)
Investor Class	(8,213)	(83,871)
Load Class	-	-
Redemption Fees	-	-
Net Increase in Net Assets from Capital Share Transactions	348,386	273,386

Net Increase (Decrease) in Net Assets	458,961	(414,908)

Net Assets:
Beginning of Year	10,887,275	11,302,183
End of Year (Including Undistributed Net Investment Income
of $20,748 and $77,942, respectively)	$ 11,346,236	$ 10,887,275

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	(Unaudited)
	Six Months
	Ended	Year Ended
	5/31/2016	11/30/2015
Share Activity
Institutional Class:
Shares Sold	89,048	105,934
Shares Reinvested	12,677	13,273
Shares Redeemed	(67,626)	(89,020)
Net Increase in Shares of Beneficial Interest Outstanding	34,099	30,187

Investor Class:
Shares Sold	721	630
Shares Reinvested	73	115
Shares Redeemed	(884)	(8,251)
Net Decrease in Shares of Beneficial Interest Outstanding	(90)	(7,506)

Load Class:
Shares Sold	-	-
Shares Reinvested	81	65
Shares Redeemed	-	-
Net Increase in Shares of Beneficial Interest Outstanding	81	65

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	(Unaudited)
	Six Months
	Ended	Year Ended
	5/31/2016	11/30/2015
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (768)	$ 212,799
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	424,939	(2,336,526)
Net Change in Unrealized Depreciation on Investments	(205,768)	(1,148,712)
Net Increase (Decrease) in Net Assets Resulting from Operations	218,403	(3,272,439)

Distributions to Shareholders:
Net Investment Income:
Institutional Class Shares	(212,402)	(325,095)
Investor Class Shares	(813)	(1,010)
Load Class Shares	(713)	(810)
Net Realized Gains:
Institutional Class Shares	-	-
Investor Class Shares	-	-
Load Class Shares	-	-
Total Distributions Paid to Shareholders	(213,928)	(326,915)

Capital Share Transactions:
Proceeds from Sale of Shares:
Institutional Class	548,795	2,883,769
Investor Class	13,046	50,395
Load Class	-	-
Proceeds from Reinvestment of Distributions
Institutional Class	208,022	318,169
Investor Class	813	1,010
Load Class	713	810
Cost of Shares Redeemed:
Institutional Class	(652,136)	(1,092,098)
Investor Class	(20,863)	(7,967)
Load Class	-	-
Redemption Fees	50	-
Net Increase in Net Assets from Capital Share Transactions	98,440	2,154,088

Net Increase (Decrease ) in Net Assets	102,915	(1,445,266)

Net Assets:
Beginning of Year	20,687,517	22,132,783
End of Year (Including Undistributed Net Investment Income (Loss)
of $(48,000) and $166,696, respectively)	$ 20,790,432	$ 20,687,517

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	(Unaudited)
	Six Months
	Ended	Year Ended
	5/31/2016	11/30/2015
Share Activity
Institutional Class:
Shares Sold	56,005	258,684
Shares Reinvested	21,270	27,381
Shares Redeemed	(66,317)	(97,823)
Net Increase in Shares of Beneficial Interest Outstanding	10,958	188,242

Investor Class:
Shares Sold	1,296	4,566
Shares Reinvested	83	87
Shares Redeemed	(2,023)	(776)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(644)	3,877

Load Class:
Shares Sold	-	-
Shares Reinvested	72	69
Shares Redeemed	-	-
Net Increase in Shares of Beneficial Interest Outstanding	72	69

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 5/31/2016	Year Ended		Period Ended (a) 11/30/2013

		11/30/2015	11/30/2014

Net Asset Value, at Beginning of Period	$ 9.92	$ 10.52	$ 10.55	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income *	0.06	0.11	0.15	0.10
Net Gain (Loss) on Investments (Realized and Unrealized) (f)	0.17	(0.58)	0.07	0.45
Total from Investment Operations	0.23	(0.47)	0.22	0.55

Distributions:
Net Investment Income	(0.12)	(0.13)	(0.10)	-
Net Realized Gains	-	-	(0.15)	-
Total from Distributions	(0.12)	(0.13)	(0.25)	-

Redemption Fees	-	-	- †	- †

Net Asset Value, at End of Period	$ 10.03	$ 9.92	$ 10.52	$ 10.55

Total Return **	2.31% (b)	(4.46)%	2.03%	5.50% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 11,213	$ 10,755	$ 11,084	$ 9,005
Before Waiver
Ratio of Expenses to Average Net Assets (d)	2.38% (c)	2.26%	2.62%	3.38% (c)
Ratio of Net Investment Loss to Average Net Assets (d) (e)	(0.20)% (c)	(0.27)%	(0.34)%	(1.40)% (c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	0.90% (c)	0.90%	0.90%	0.90% (c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	1.28% (c)	1.09%	1.38%	1.08% (c)
Portfolio Turnover	32% (b)	56%	58%	124% (b)

(a) The CCA Core Return Fund Institutional Class commenced investment operations on December 26, 2012.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

(f) The amount of net gain or loss on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 5/31/2016	Year Ended		Period Ended (a) 11/30/2013

		11/30/2015	11/30/2014

Net Asset Value, at Beginning of Period	$ 9.88	$ 10.47	$ 10.52	$ 10.00

Income (Loss) From Investment Operations:
Net Investment Income *	0.05	0.09	0.11	0.09
Net Gain (Loss) on Investments (Realized and Unrealized) (f)	0.15	(0.57)	0.07	0.43
Total from Investment Operations	0.20	(0.48)	0.18	0.52

Distributions:
Net Investment Income	(0.18)	(0.11)	(0.08)	-
Net Realized Gains	-	-	(0.15)	-
Total from Distributions	(0.18)	(0.11)	(0.23)	-

Redemption Fees	-	-	- †	- †

Net Asset Value, at End of Period	$ 9.90	$ 9.88	$ 10.47	$ 10.52

Total Return **	2.07% (b)	(4.64)%	1.70%	5.20% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 37	$ 38	$ 119	$ 49
Before Waiver
Ratio of Expenses to Average Net Assets (d)	2.64% (c)	2.51%	16.71%	34.29% (c)
Ratio of Net Investment Loss to Average Net Assets (d) (e)	(0.53)% (c)	(0.45)%	(14.53)%	(32.25)% (c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.15% (c)	1.15%	1.15%	1.15% (c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	0.97% (c)	0.90%	1.04%	0.90% (c)
Portfolio Turnover	32% (b)	56%	58%	124%

(a) The CCA Core Return Fund Investor Class commenced investment operations on December 26, 2012.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

(f) The amount of net gain or loss on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

CCA CORE RETURN FUND

LOAD CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 5/31/2016	Year Ended 11/30/2015	Period Ended (a) 11/30/2014

Net Asset Value, at Beginning of Period	$ 9.96	$ 10.52	$ 10.71

Income (Loss) From Investment Operations:
Net Investment Income *	0.05	0.08	0.05
Net Loss on Investments (Realized and Unrealized) (f)	0.16	(0.57)	(0.20)
Total from Investment Operations	0.21	(0.49)	(0.15)

Distributions:
Net Investment Income	(0.08)	(0.07)	-
Net Realized Gains	-	-	(0.04)
Total from Distributions	(0.08)	(0.07)	(0.04)

Redemption Fees	-	-	- †

Net Asset Value, at End of Period	$ 10.09	$ 9.96	$ 10.52

Total Return **	2.18% (b)	(4.67)%	(1.38)% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 96	$ 94	$ 99
Before Waiver
Ratio of Expenses to Average Net Assets (d)	2.64% (c)	2.50%	2.43% (c)
Ratio of Net Investment Loss to Average Net Assets (d) (e)	(0.47)% (c)	(0.53)%	(0.39)% (c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.15% (c)	1.15%	1.15% (c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	1.02% (c)	0.83%	0.89% (c)
Portfolio Turnover	32% (b)	56%	58% (b)

(a) The CCA Core Return Fund Load Class commenced investment operations on May 23, 2014.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

(f) The amount of net gain or loss on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, is not annualized for periods of less than one year, and does not reflect the impact of sales charges.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 5/31/2016	Year Ended		Period Ended(a) 11/30/2013

		11/30/2015	11/30/2014

Net Asset Value, at Beginning of Period	$ 9.94	$ 11.72	$ 11.46	$ 10.00

Income From Investment Operations:
Net Investment Income *	0.00	0.11	0.21	0.07
Net Gain (Loss) on Investments (Realized and Unrealized) (f)	0.11	(1.72)	0.44	1.39
Total from Investment Operations	0.11	(1.61)	0.65	1.46

Distributions:
Net Investment Income	(0.10)	(0.17)	(0.05)	-
Net Realized Gains	-	-	(0.34)	-
Total from Distributions	(0.10)	(0.17)	(0.39)	-

Redemption Fees	-	-	- †	- †

Net Asset Value, at End of Period	$ 9.94	$ 9.94	$ 11.72	$ 11.46

Total Return **	1.06% (b)	(13.92)%	5.73%	14.60% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 20,583	$ 20,475	$ 21,929	$ 11,223
Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.66% (c)	1.63%	1.99%	2.99% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	(0.76)% (c)	0.23%	0.71%	(1.38)% (c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	0.90% (c)	0.90%	0.90%	0.90% (c)
Ratio of Net Investment Income to Average Net Assets (d) (e)	0.00% (c)	0.96%	1.80%	0.71% (c)
Portfolio Turnover	407% (b)	457%	352%	370% (b)

(a) The CCA Aggressive Return Fund Institutional Class commenced investment operations on December 26, 2012.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

(f) The amount of net gain or loss on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 5/31/2016	Year Ended		Period Ended (a) 11/30/2013

		11/30/2015	11/30/2014

Net Asset Value, at Beginning of Period	$ 9.93	$ 11.68	$ 11.44	$ 10.00

Income From Investment Operations:
Net Investment Income *	(0.01)	0.08	0.17	0.07
Net Gain (Loss) on Investments (Realized and Unrealized) (f)	0.11	(1.71)	0.44	1.37
Total from Investment Operations	0.10	(1.63)	0.61	1.44

Distributions:
Net Investment Income	(0.06)	(0.12)	(0.03)	-
Net Realized Gains	-	-	(0.34)	-
Total from Distributions	(0.06)	(0.12)	(0.37)	-

Redemption Fees	- †	-	- †	- †

Net Asset Value, at End of Period	$ 9.96	$ 9.93	$ 11.68	$ 11.44

Total Return **	0.96% (b)	(14.13)%	5.42%	14.40% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 118	$ 124	$ 100	$ 23
Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.91% (c)	1.89%	24.83%	77.18% (c)
Ratio of Net Investment Loss to Average Net Assets (d) (e)	(1.01)% (c)	(0.05)%	(22.19)%	(75.39)% (c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.15% (c)	1.15%	1.15%	1.15% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	(0.25)% (c)	0.68%	1.50%	0.64% (c)
Portfolio Turnover	407% (b)	457%	352%	370% (b)

(a) The CCA Aggressive Return Fund Investor Class commenced investment operations on December 26, 2012.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

(f) The amount of net gain or loss on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

The accompanying notes are an integral part of these financial statements.

CCA AGGRESSIVE RETURN FUND

LOAD CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 5/31/2016	Year Ended 11/30/2015	Period Ended (a) 11/30/2014

Net Asset Value, at Beginning of Period	$ 9.98	$ 11.71	$ 11.53

Income (Loss) From Investment Operations:
Net Investment Income *	(0.01)	0.08	0.08
Net Gain (Loss) on Investments (Realized and Unrealized) (f)	0.10	(1.72)	0.29
Total from Investment Operations	0.09	(1.64)	0.37

Distributions:
Net Investment Income	(0.08)	(0.09)	-
Net Realized Gains	-	-	(0.19)
Total from Distributions	(0.08)	(0.09)	(0.19)

Redemption Fees	-	-	- †

Net Asset Value, at End of Period	$ 9.99	$ 9.98	$ 11.71

Total Return **	0.92% (b)	(14.10)%	3.22% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 89	$ 89	$ 103
Before Waiver
Ratio of Expenses to Average Net Assets (d)	1.91% (c)	1.88%	1.92% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	(1.01)% (c)	(0.01)%	0.56% (c)
After Waiver
Ratio of Expenses to Average Net Assets (d)	1.15% (c)	1.15%	1.15% (c)
Ratio of Net Investment Income (Loss) to Average Net Assets (d) (e)	(0.25)% (c)	0.72%	1.33% (c)
Portfolio Turnover	407% (b)	457%	352% (b)

(a) The CCA Aggressive Return Fund Load Class commenced investment operations on May 23, 2014.

(b) Not annualized.

(c) Annualized.

(d) Does not include expenses of underlying investment companies in which the Fund invests.

(e) Recognition of investment income by the Fund is affected by the timing of the declaration of dividends by underlying investment companies in which the Fund invests.

(f) The amount of net gain or loss on investments (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

† Amount is less than $0.005.

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, is not annualized for periods of less than one year, and does not reflect the impact of sales charges.

The accompanying notes are an integral part of these financial statements.

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2016 (UNAUDITED)

1.  ORGANIZATION

The CCA Investments Trust (the "Trust") is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 6, 2012 (the "Trust Agreement").  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The CCA Core Return Fund and the CCA Aggressive Return Fund (the “Funds”) are the only series currently authorized by the Trustees.  The Board of Trustees has authorized three classes of shares for each Fund, Institutional Class shares, Investor Class shares, and Load Class shares; each class is subject to different expenses. The Funds are diversified funds.  The investment adviser to the Funds is Checchi Capital Fund Advisers, LLC (the "Adviser" or “CCFA”), and Checchi Capital Advisers, LLC (the “Sub-Adviser” or “CCA”) is the sub-adviser to the Funds.

The CCA Core Return Fund’s investment objective is to provide long-term total return.

The CCA Aggressive Return Fund’s investment objective is to provide long-term total return.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following is a summary of significant accounting policies used in preparing the financial statements.

SECURITY VALUATIONS:  Equity securities generally are valued using market quotations provided by a pricing service.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued using market quotations provided by a pricing service.  If the Adviser or Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation, when the Board has determined that it will represent fair value.

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

GAAP defines fair value as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in the security.

The following table presents information about the CCA Core Return Fund’s investments measured at fair value as of May 31, 2016, by major security type:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of May 31, 2016 (Total)
Assets
Common Stocks	$ 5,136,717	$ -	$ -	$ 5,136,717
Corporate Bonds	-	275,570	-	275,570
Exchange Traded Funds	5,055,721	-	-	5,055,721
Real Estate Investment Trusts	154,848	-	-	154,848
Rights	-	-	-	-
Warrants	139	-	-	139
U.S. Treasury Notes	-	300,117	-	300,117
Money Market Funds	378,549	-	-	378,549
Total	$ 10,725,974	$ 575,687	$ -	$ 11,301,661

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

During the six months ended May 31, 2016, there were no transfers between Level 1, 2, or 3 in the CCA Core Return Fund. The Fund did not hold any Level 3 securities during the period presented.  For a further breakdown of each investment by industry type, please refer to the CCA Core Return Fund’s Schedule of Investments.

The following table presents information about the CCA Aggressive Return Fund’s investments measured at fair value as of May 31, 2016, by major security type:

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of May 31, 2016 (Total)
Assets
Common Stocks	$ 894,584	$ -	$ -	$ 894,584
Exchange Traded Funds	19,484,777	-	-	19,484,777
Real Estate Investment Trusts	118,020	-	-	118,020
Money Market Funds	282,555	-	-	282,555
Total	$ 20,779,936	$ -	$ -	$ 20,779,936

During the six months ended May 31, 2016, there were no transfers between Level 1, 2, or 3 in the CCA Aggressive Return Fund. The Fund did not hold any Level 3 securities during the period presented.  For a further breakdown of each investment by industry type, please refer to the CCA Aggressive Return Fund’s Schedule of Investments.

SECURITY TRANSACTION TIMING: For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Non-cash dividend income is recorded at fair market value of the securities received.  Interest income is recognized on an accrual basis.  The Funds use the specific identification method in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective interest method.  Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the appropriate country’s rules and tax rates.

FEDERAL INCOME TAXES: The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded as of or during the six months ended May 31, 2016, related to uncertain tax positions taken on returns filed for open tax years (2012-2014), or expected to be taken in the Funds’ 2015 tax returns.  The Funds identify their major tax jurisdictions as U.S. Federal and certain State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.  The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the six months ended May 31, 2016, the Funds did not incur any interest or penalties.

SHARE VALUATION:  The Funds’ net asset values (“NAV”) are calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. The NAVs are determined by totaling the value of all portfolio securities, cash and other assets held by the Funds, and subtracting from that total all liabilities, including accrued expenses.  The total Net Assets are divided by the total number of shares outstanding for each Fund to determine the NAV of each share class.

DISTRIBUTIONS TO SHAREHOLDERS: Each Fund typically distributes substantially all of its net investment income and realized gains in the form of dividends and taxable capital gains to its shareholders. Each Fund intends to distribute dividends and capital gains at least annually.  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

RECLASSIFICATION: For the six months ended May 31, 2016 there were no permanent book/tax differences requiring reclassification for the Core Return Fund and Aggressive Return Fund.

EXPENSES:  Expenses incurred by the Trust that do not relate to a specific Fund of the Trust will be allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Trustees).

REDEMPTION FEES: To discourage short-term trades by investors, and to offset any transaction and other costs associated with short-term trading, the Funds will impose a redemption fee of 2.00% on shares redeemed within 60 days of investment. Shares held

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

longest will be treated as being redeemed first and shares held shortest as being redeemed last.  The redemption fee is applied uniformly in all cases.  There were no redemption fees collected for the CCA Core Return Fund during the six months ended May 31, 2016. There was $50 in redemption fees collected for the CCA Aggressive Return Fund during the six months ended May 31, 2016.

FOREIGN CURRENCY TRANSLATION:  The books and records of the Funds are maintained in U.S. dollars.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

SHARE CLASS ACCOUNTING:  Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to each respective share class of the respective Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for ongoing distribution fees and front-end sales charges. Investor Class shares and Load Class shares are subject to distribution fees, which are further discussed in Note 6.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

3.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: Checchi Capital Fund Advisers, LLC serves as investment adviser to the Funds.  Subject to the supervision and direction of the Trustees, the Adviser oversees the Funds' securities and investments to be sure they are made in accordance with the Funds' stated investment objectives and policies.  The fee paid to the Adviser is governed by certain investment management agreements ("Management Agreements") between the Trust, on behalf of the Funds, and the Adviser.  Pursuant to the Management Agreements, each Fund pays the Adviser, on a monthly basis, an annual advisory fee equivalent to 0.75% of each Fund's average daily net assets.

During the six months ended May 31, 2016, the Adviser earned $39,954 in management fees from the CCA Core Return Fund and $77,327 in management fees from the CCA Aggressive Return Fund.  During the six months ended May 31, 2016, the Adviser waived management fees of $39,954 and reimbursed CCA Core Return Fund expenses in the total amount of $39,234.  During the six months ended May 31, 2016, the Adviser waived management fees of $77,327 and reimbursed CCA Aggressive Return Fund expenses in the total amount of $692.  At May 31, 2016, the Adviser owed $17,983 to the CCA Core Return Fund, and the CCA Aggressive Return Fund owed the Adviser $659.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least through March 31, 2017, to ensure that the total annual operating expenses of each Fund, after fee waiver and reimbursement (exclusive of any 12b-1 fees, acquired fund fees and expenses, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) will not exceed 0.90% of the average daily net assets for all share classes.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years after the end of the fiscal year in which the waiver or reimbursement occurs, if such recoupment can be achieved within the foregoing expense limits.  This agreement may be terminated only by the Funds' Board of Trustees, on 60 days written notice to the Adviser.  Fee waiver and reimbursement arrangements can decrease the Funds' expenses and boost its performance.  As of November 30, 2015, expense waivers and reimbursements subject to recoupment were as follows:

	Recoverable Through	Amount Recoverable
Core Return Fund	November 30, 2018	$156,649
Core Return Fund	November 30, 2017	$192,904
Core Return Fund	November 30, 2016	$138,073

	Recoverable Through	Amount Recoverable
Aggressive Return Fund	November 30, 2018	$162,426
Aggressive Return Fund	November 30, 2017	$204,570
Aggressive Return Fund	November 30, 2016	$136,825

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

SUB-ADVISORY AGREEMENT: The Adviser has engaged Checchi Capital Advisers, LLC to serve as sub-adviser to the Funds. The Sub-Adviser is an affiliate of and under common control with the Adviser. The Sub-Adviser is responsible for selecting investments and assuring that investments are made according to the Funds’ investment objectives, policies and restrictions.  Pursuant to certain Sub-Advisory Agreements between the Adviser and Sub-Adviser, the Sub-Adviser is entitled to receive an annual sub-advisory fee of 0.25% of each Fund's average daily net assets.  The Sub-Adviser is paid by the Adviser, not the Funds.

INTER-PORTFOLIO TRADES:  The Funds will engage in inter-portfolio trades when it is to the benefit of both parties. The Board of Trustees reviews these trades quarterly. Inter-portfolio purchases and sales during the six months ended May 31, 2016 for the Core Return Fund were $1,802,096 and $1,239,486, respectively.  Inter-portfolio purchases and sales during the six months ended May 31, 2016 for the Aggressive Return Fund were $1,239,486 and $1,802,096, respectively.

4.  SHARES OF BENEFICIAL INTEREST

The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value.  At May 31, 2016, paid in capital amounted to $11,624,823 and $23,081,723 for the CCA Core Return Fund and CCA Aggressive Return Fund, respectively.

5.  INVESTMENT TRANSACTIONS

CCA CORE RETURN FUND:

Investment transactions, excluding short-term investments, for the six months ended May 31, 2016, were as follows:

Purchases……………………………………………..………….…...	$ 3,436,836
Sales……………………………………………………………….….	$ 3,412,635

CCA AGGRESSIVE RETURN FUND:

Investment transactions, excluding short-term investments, for the six months ended May 31, 2016, were as follows:

Purchases……………………………………………..………….……	$ 83,405,086
Sales……………………………………………………………….….	$ 83,556,568

6.  DISTRIBUTION FEES

The Funds have each adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plans") under which the Fund may incur expenses related to distribution of its Investor Class shares and Load Class Shares. Payments under the Plans are made to the Funds’ Distributor or its designee, which uses them to pay distribution and shareholder servicing

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

expenses on behalf of and as agent of the applicable Fund. The Funds’ annual fee for distribution and shareholder servicing expenses is 0.25% of each Fund's average daily net assets attributable to each of Investor Class shares and Load Class shares.  The Plans are compensation plans, which means that payments under a Plan may exceed distribution and shareholder servicing expenses incurred pursuant to the Plan.  It is also possible that 12b-1 expenses incurred by the Funds for a period will exceed the payments received by the Fund's Distributor or its designee, in which case the Adviser may pay such excess expenses out of its own resources.  Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of a shareholder’s investment and may cost a shareholder more than paying other types of sales charges.  During the six months ended May 31, 2016, the CCA Core Return Fund incurred $44 and $116 in distribution fees for the Investor Class and Load Class, respectively.  During the six months ended May 31, 2016, the CCA Aggressive Return Fund incurred $154 and $111 in distribution fees for the Investor Class and Load Class, respectively.

7.  FEDERAL INCOME TAX

CCA CORE RETURN FUND

For Federal Income Tax purposes, the cost of investments owned at November 30, 2015, is $11,163,185.  As of November 30, 2015, the gross unrealized appreciation on a tax basis totaled $594,908 and the gross unrealized depreciation totaled $898,187 for a net unrealized depreciation of $303,279.

As of November 30, 2015 the components of accumulated earnings on a tax basis were as follows:

Net unrealized depreciation

   $(303,279)

Accumulated net realized loss on investments

     (163,825)

Undistributed net investment income

        77,942

Total

   $(389,162)

The difference between the accumulated net realized gains for tax purposes and the accumulated net realized gains reported in the Statement of Assets and Liabilities is due to wash sale losses, which are required to be deferred for tax purposes, and the treatment of short-term capital gains as net investment income for tax purposes. Net unrealized appreciation on a tax basis and the net unrealized appreciation on investments reported in the Statement of Assets and Liabilities differ by this same wash sale loss figure. As of November 30, 2015, the CCA Core Return Fund had capital loss carryforwards, with no expiration date, of $163,825.

For the six months ended May 31, 2016, the CCA Core Return Fund paid an ordinary income distribution of $124,985.

For the year ended November 30, 2015, the CCA Core Return Fund paid an ordinary income distribution of $142,777.

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

CCA AGGRESSIVE RETURN FUND

For Federal Income Tax purposes, the cost of investments owned at November 30, 2015 is $20,793,254.  As of November 30, 2015, the gross unrealized appreciation on a tax basis totaled $192,313 and the gross unrealized depreciation totaled $320,375 for a net unrealized depreciation of $128,062.

As of November 30, 2015 the components of accumulated earnings on a tax basis were as follows:

Net unrealized depreciation

$    (128,062)

Accumulated net realized loss on investments           (1,489,103)

Undistributed net investment income

       166,696

Other Book/Tax Differences

     (845,297)

Total

 $(2,295,766)

The difference between the accumulated net realized gains for tax purposes and the accumulated net realized gains reported in the Statement of Assets and Liabilities is due to wash sale losses, which are required to be deferred for tax purposes, and the treatment of short-term capital gains as net investment income for tax purposes. Net unrealized appreciation on a tax basis and the net unrealized appreciation on investments reported in the Statement of Assets and Liabilities differ by this same wash sale loss figure. As of November 30, 2015, the CCA Aggressive Return Fund had capital loss carryforwards, with no expiration date, of $1,489,103.

For the six months ended May 31, 2016, the CCA Aggressive Return Fund paid an ordinary income distribution of $213,928.

For the year ended November 30, 2015, the CCA Aggressive Return Fund paid an ordinary income distribution of $326,915.

8.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of May 31, 2016, Charles Schwab, Inc. held in omnibus accounts for the benefit of others approximately 88% of the voting securities of the CCA Core Return Fund and may be deemed to control the CCA Core Return Fund.  As of May 31, 2016, Charles Schwab, Inc. held in omnibus accounts for the benefit of others approximately 86% of the voting securities of the CCA Aggressive Return Fund and may be deemed to control the CCA Aggressive Return Fund.

9.  CONTINGENCIES AND COMMITMENTS

The Funds indemnify the Trust’s officers and trustees for certain liabilities that might arise from their performance of their duties to the Funds.  Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations

CCA INVESTMENTS TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MAY 31, 2016 (UNAUDITED)

and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, based on experience, the Funds expect the risk of loss to be remote.

10.  LINE OF CREDIT

CCA Core Return Fund

The Core Return Fund has a secured $1,400,000 bank line of credit with U.S. Bank; all borrowings under the arrangement bear interest at the prime rate.  At May 31, 2016, the prime rate was 3.50%.  The Core Return Fund had no outstanding borrowings during the six months ended May 31, 2016.  The line of credit is collateralized by publicly traded stock held by the Fund.

CCA Aggressive Return Fund

The Aggressive Return Fund has a secured $2,100,000 bank line of credit with U.S. Bank; all borrowings under the arrangement bear interest at the prime rate.  At May 31, 2016, the prime rate was 3.50%.  The Aggressive Return Fund had total borrowings of $103,000 during the six months ended May 31, 2016 and paid a total of $69.38 in related interest charges.  The line of credit is collateralized by publicly traded stock held by the Fund.

11.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

CCA INVESTMENTS TRUST

EXPENSE ILLUSTRATION

MAY 31, 2016 (UNAUDITED)

Expense Example

As a shareholder of a Fund of the CCA Investment Trust, you incur ongoing costs which consist of management fees and other Fund(s) expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2015 through May 31, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

CCA INVESTMENTS TRUST

EXPENSE ILLUSTRATION (CONTINUED)

MAY 31, 2016 (UNAUDITED)

CCA Core - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2015	May 31, 2016	December 1, 2015 to May 31, 2016

Actual	$1,000.00	$1,023.09	$4.55
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.50	$4.55

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

CCA Core - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2015	May 31, 2016	December 1, 2015 to May 31, 2016

Actual	$1,000.00	$1,020.68	$5.81
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.25	$5.81

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

CCA Core - Load Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2015	May 31, 2016	December 1, 2015 to May 31, 2016

Actual	$1,000.00	$1,021.78	$5.81
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.25	$5.81

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

CCA INVESTMENTS TRUST

EXPENSE ILLUSTRATION (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Aggressive - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2015	May 31, 2016	December 1, 2015 to May 31, 2016

Actual	$1,000.00	$1,010.63	$4.52
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.50	$4.55

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Aggressive - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2015	May 31, 2016	December 1, 2015 to May 31, 2016

Actual	$1,000.00	$1,009.65	$5.78
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.25	$5.81

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Aggressive - Load Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2015	May 31, 2016	December 1, 2015 to May 31, 2016

Actual	$1,000.00	$1,009.17	$5.78
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,019.25	$5.81

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

CCA INVESTMENTS TRUST

ADDITIONAL INFORMATION

MAY 31, 2016 (UNAUDITED)

 Information Regarding Proxy Voting

A description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ending June 30, are available without charge upon request by (1) calling the Fund at (800) 595-4866 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on the last day of February and August. The Funds’ Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-4866.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Trustees and is available without charge upon request, by calling toll free at 1-800-595-4866.

Annual Review and Renewal of Management Agreements with Checchi Capital Fund Advisers, LLC

At a meeting held on January 6, 2016, the Board of Trustees considered the renewal of the Management Agreements between Adviser and the Trust, on behalf of each Fund.  The Trustees relied upon the advice of Counsel and their own business judgment in determining the material factors to be considered in evaluating each of the Management Agreements and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Management Agreements.

A memorandum prepared by Counsel that outlines the Board’s duties when considering the renewal of a management agreement, a 15(c) questionnaire which management reviewed with the Trustees, the Adviser's Form ADV, and current financial information for CCFA were provided to the Board.  Counsel also noted that no changes were proposed with respect to the Management Agreements.  Amongst the items addressed were:

CCA INVESTMENTS TRUST

ADDITIONAL INFORMATION (CONTINUED)

MAY 31, 2016 (UNAUDITED)

Nature, Extent and Quality of Services.  As to the nature, extent, and quality of the services provided by the Adviser, the Board considered the Adviser's investment philosophy, strategies and implementation process.  The Board reviewed the backgrounds of the Adviser’s key personnel. One change was noted to the key personnel since the last renewal.  The Board noted that the Adviser is also responsible for the oversight and selection of the sub-adviser.

Management noted that Checchi Capital Fund Advisers, LLC (“CCFA”) is primarily responsible for the oversight of all service providers necessary to operate the Funds, including the monitoring of agreements between and services of the Funds’ Sub-Adviser, custodian, administrator, auditor, and distributor, among others. CCFA also monitors the investment selections of the Sub-Adviser and ensures the Funds’ strategies are being followed. CCFA also ensures that shareholders have access to all required documentation, while monitoring proxy voting through its agreement with Institutional Shareholder Services (“ISS”).

In addition, the Board reviewed and discussed with management the Adviser's Form ADV, and its compliance policies and procedures.  Management certified that there had been no material Code of Ethics or compliance violations since the last renewal of the Management Agreements.  After some discussion, the Board, including the Independent Trustees, concluded that the Adviser’s personnel are very knowledgeable and professional, have provided excellent services to the Funds, and that the nature and extent of services provided by the Adviser to each Fund were reasonable and consistent with the Board's expectations.

Performance.  As to the Funds’ performance, the Board reviewed each Fund’s annualized performance on a one-year and since inception basis, relative to each Fund’s blended benchmark, a peer group average of funds with similar investment strategies, and each Fund’s Morningstar category return.  The Board noted that for the one year and since inception (December 26, 2012) periods, the CCA Core Return Fund had annualized returns of -4.46% and 0.96%, respectively, compared to peer group average returns of -7.07% and -0.10%, and blended benchmark returns of -3.93% and 1.90%, respectively.  The Adviser discussed factors that contributed to the performance of the CCA Core Return Fund as compared to the other funds.  It was noted that the CCA Core Return Fund outperformed its peer group average for both time periods, while underperforming the blended benchmark as presented in the annual report.  After a lengthy discussion, the Board concluded the performance of the CCA Core Return Fund was satisfactory.

The Board then discussed the CCA Aggressive Return Fund performance noting that for the one year and since inception (December 26, 2012) periods, the Aggressive Return Fund had annualized returns of -13.92% and 1.45%, respectively, compared to peer group average returns of--7.88% and -0.46%, and blended benchmark returns of -4.01% and 6.41%, respectively.  The Adviser discussed factors that led to the Fund’s underperformance for the one year period and since inception vs. the benchmark.  It was noted that the CCA Aggressive Return Fund outperformed its peer group average since inception.  The Board concluded that the performance of the CCA Aggressive Return Fund was satisfactory.

Fees and Expenses.  The Board next reviewed information comparing the management fees and net expense ratios of each Fund with its respective peer group and Morningstar category averages.

The Board noted the CCA Core Return Fund management fee is 0.75%, which is slightly higher than its peer group average of 0.70%, and lower than the Morningstar World Allocation category average management fee of 0.80%, as reported November 30, 2015.  However, the Board noted the range of peer group management fees is between 0.25% and 1.16% and the CCA Core Return Fund is within the range of fees charged by the funds in its peer group.  The Board acknowledged that the Fund’s net expense ratio (1.10% as reported in the prospectus), is lower than the peer group average of 1.27%, but equal to the Morningstar World Allocation category average of 1.10%.  They also considered that the CCA Core Return Fund is considerably smaller in net asset value as compared to the funds in its peer group and that could lead to some of the disparity with respect to the average management fee.

The Board next discussed the CCA Aggressive Return Fund, noting its management fee is 0.75%, which is higher than its peer group average of 0.62%, but lower than the Morningstar category average management fee of 0.80%, as reported November 30, 2015, and well within the range of management fees charged by peer funds.  The Board referenced the fact that the CCA Aggressive Return Fund is also the smallest fund in its peer group on a net asset value basis, and noted that the Fund’s net expense ratio of 0.99% (as reported in the prospectus) is slightly higher than that of its peer group 0.93%, while lower than the Morningstar category net expense ratio of 1.10%.

In reviewing the Funds’ management fees and net expense ratios, the Board considered that in each case the Adviser has agreed to extend the current operating Expense Limitation Agreement to ensure that each Fund’s expense ratio is capped at an acceptable level and that in each case the Adviser has not yet received any management fee.  The Board concluded that each Fund’s management fee and net expense ratio is fair and reasonable, particularly when considering the small size of the Funds relative to the other funds in their peer group and the Adviser’s commitment to extend the Expense Limitation Agreements.

Economies of Scale. The Board then considered whether there are or will be economies of scale with respect to the management of the Funds and whether there is potential for realization of any further economies of scale which may be passed along to the Funds’ shareholders.  The Board concluded that because the Adviser continues to waive its management fees, economies of scale have not been realized at this time, but noted that the Adviser has agreed to consider break points in the future.

Profitability. The Board then reviewed a profitability analysis provided by the Adviser with respect to each Fund and noted that, based on the information provided; the Adviser is not yet realizing a profit from its relationship with the Funds.  They discussed the fact that the Adviser is not profitable due to its decision to reimburse a significant portion of the Funds’ operating expenses and as the total assets in each Fund increases, the need for continued expense reimbursement should decline over time.  After discussing the Adviser’s current financial condition and outlook, the Board concluded that the Adviser has adequate resources to fulfill its responsibilities to each of the Funds under the Management Agreements and the Expense Limitation Agreements.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Management Agreements, and as assisted by the advice of independent counsel, the Board concluded that the renewal of the Management Agreements is in the best interests of Trust and the shareholders of each Fund.

Annual Review and Renewal of Sub-Advisory Agreements

with Checchi Capital Advisers, LLC

At a meeting held on January 6, 2016, the Board of Trustees considered the renewal of the sub-advisory agreements between the Adviser and the Sub-Adviser with respect to each Fund (the “Sub-Advisory Agreements”).  Counsel assisted the Trustees throughout the agreement review process.  The Trustees relied upon the advice of Counsel, and their own business judgment in determining the material factors to be considered in evaluating renewal of the Sub-Advisory Agreements and the weight to be given to each such factor.  The Trustees’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Sub-Advisory Agreements.  The Board was provided information from the Sub-Adviser prior to the Meeting, including a 15(c) questionnaire completed by the Sub-Adviser, along with a copy of its current Form ADV.  Counsel noted no changes to the Sub-Advisory Agreements were being proposed.

Nature, Extent and Quality of Services. The Trustees noted that the same key personnel who service the Funds for the Adviser work for the Sub-Adviser as well.  The Adviser discussed the breakdown of the services provided by the Sub-Adviser and Adviser and noted the services provided by the Sub-Adviser include management of the Funds’ investment portfolios in line with their respective investment objectives and strategies.  Management responded to all questions from the Trustees and the Board concluded that they are pleased with the services being provided to the Funds, that the Sub-Adviser has a well-organized infrastructure, there has not been a material adverse change in the Sub-Adviser’s financial position, and the Sub-Adviser has sufficient resources to continue to provide the same high level of services to the Adviser and to the Funds for the benefit of the shareholders.

Performance.  The Trustees next turned to the Sub-Adviser’s performance, noting that the performance information is the same as discussed in the deliberations regarding renewal of the Management Agreements as the Sub-Adviser is responsible for the management of the entire portfolio.  The Trustees reiterated that the overall performance of each Fund was satisfactory.

Fees and Expenses.  The Trustees then discussed the sub-advisory fees, noting that the Adviser pays CCA a sub-advisory fee equal to an annual rate of 0.25% of the average value of the daily net assets of each Fund.  The Trustees discussed the sub-advisory fee paid to the Sub-Adviser and concluded that it is reasonable.

Economies of Scale.  The Board next considered whether there are any economies of scale to be realized with respect to the management of the Funds.  The Trustees agreed that this is a Fund level issue and should be considered with respect to each Fund’s Management Agreement.

Profitability.  The Board considered the profitability analysis provided by the Sub-Adviser and noted no profits have been realized in connection with the Sub-Adviser’s relationship with the Funds.  The Trustees concluded that the Sub-Adviser’s level of profitability from its relationship with the Funds is not excessive.

Conclusion.  Having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreements, and as assisted by the advice of Counsel, the Board concluded that the nature, extent, and quality of services provided to the Funds were acceptable, that the sub-advisory fees are reasonable, and that renewal of the Sub-Advisory Agreements for an additional term of one year is in the best interests of the Trust and the shareholders of the CCA Core Return Fund and the CCA Aggressive Return Fund.

This Page Was Left Blank Intentionally

INVESTMENT ADVISER

Checchi Capital Fund Advisers, LLC

190 North Canon Drive, Suite 402

Beverly Hills, CA  90210

SUB-ADVISER

Checchi Capital Advisers, LLC

190 North Canon Drive, Suite 402

Beverly Hills, CA  90210

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH  43215

CUSTODIAN

US Bancorp Fund Services, LLC

1555 N. River Center Drive

Milwaukee, WI  53212

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

DISTRIBUTOR

Arbor Court Capital, LLC

2000 Auburn Drive, Suite 120

Beachwood, OH  44122

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CCA Investments Trust

By /s/ Adam D. Checchi

      Adam D. Checchi

      President

Date: August 2, 2016

By /s/ Wes Gallup

      Wes Gallup

      Chief Financial Officer

Date: August 2, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By /s/ Adam D. Checchi

      Adam D. Checchi

      President

Date: August 2, 2016

By /s/ Wes Gallup

      Wes Gallup

      Chief Financial Officer

Date: August 2, 2016